UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: October 31, 2023

Date of reporting period: April 30, 2023

Item 1. Reports to Stockholders.

(a) A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

The Advisors’ Inner Circle Fund III

Semi-Annual Report | April 30, 2023

Barrow Hanley Concentrated Emerging Markets ESG Opportunities Fund

Barrow Hanley Credit Opportunities Fund

Barrow Hanley Emerging Markets Value Fund

Barrow Hanley Floating Rate Fund

Barrow Hanley International Value Fund

Barrow Hanley Total Return Bond Fund

Barrow Hanley US Value Opportunities Fund

Investment Adviser: Perpetual US Services LLC, Doing Business As PGIA

Sub-Adviser: Barrow, Hanley, Mewhinney & Strauss, LLC

The Advisors’ Inner Circle Fund III	April 30, 2023

TABLE OF CONTENTS

Schedules of Investments	1

The Funds file their complete schedules of investments with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at https://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to fund securities, as well as information relating to how the Fund voted proxies relating to fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1- 866-778-6397; and (ii) on the SEC’s website at https://www.sec.gov.

`

The Advisors’ Inner Circle Fund III	Barrow Hanley
Concentrated Emerging Markets ESG Opportunities Fund
April 30, 2023 (Unaudited)

SECTOR WEIGHTINGS †

† Percentages are based on total investments.

SCHEDULE OF INVESTMENTS COMMON STOCK — 94.4%

	Shares	Value
BRAZIL — 5.3%
Dexco *	561,084	$655,824
TIM	329,403	921,282

		1,577,106

CHINA — 25.0%

COMMUNICATION SERVICES — 2.3%
Baidu, Cl A *	45,220	680,647

CONSUMER DISCRETIONARY — 7.4%
Haier Smart Home, Cl H	328,102	1,069,476
JD.com, Cl A	33,700	601,472
Nexteer Automotive Group	974,477	546,278

		2,217,226

CONSUMER STAPLES — 2.6%
Tingyi Cayman Islands Holding	438,705	766,659

FINANCIALS — 9.6%
BOC Hong Kong Holdings	250,082	789,440
China International Capital, Cl H	576,263	1,210,881
Ping An Insurance Group of China, Cl H	115,684	843,975

		2,844,296

HEALTH CARE — 3.1%
Shandong Weigao Group Medical Polymer, Cl H	529,890	904,200

		7,413,028

HONG KONG — 8.0%
ASMPT	98,151	771,678
Hang Lung Properties	451,263	824,876
Sino Biopharmaceutical	1,390,104	771,648

		2,368,202

HUNGARY — 0.9%
OTP Bank Nyrt	8,450	257,496

COMMON STOCK — (continued)

	Shares	Value
INDIA — 2.2%
IndusInd Bank	46,828	$663,123

MALAYSIA — 0.7%
Petronas Chemicals Group	134,700	214,355

MEXICO — 10.4%
Fibra Uno Administracion	638,510	881,083
Gruma, Cl B	73,417	1,152,899
Kimberly-Clark de Mexico, Cl A	461,554	1,043,275

		3,077,257

PHILIPPINES — 6.1%
Ayala Land	2,102,638	1,016,208
BDO Unibank	300,563	783,431

		1,799,639

SINGAPORE — 2.1%
Singapore Telecommunications	322,392	617,817

SOUTH AFRICA — 4.7%
Gold Fields	48,951	762,820
Growthpoint Properties	888,924	619,542

		1,382,362

SOUTH KOREA — 9.8%
Amorepacific	5,892	545,137
Korea Investment Holdings	23,852	985,774
Shinhan Financial Group	22,128	579,320
SK Hynix	11,880	799,328

		2,909,559

TAIWAN — 16.6%
Bizlink Holding	100,884	866,456
Cathay Financial Holding	540,697	749,072
Hiwin Technologies	130,247	1,000,453
Largan Precision	8,741	573,953
MediaTek	39,000	848,010
Pegatron	383,286	874,718

		4,912,662

VIETNAM — 2.6%
Vietnam Dairy Products JSC	256,394	766,466

TOTAL COMMON STOCK
(Cost $26,921,464)		27,959,072

PREFERRED STOCK — 0.7%

BRAZIL — 0.7%
Banco Bradesco * (A)	73,500	203,061

TOTAL PREFERRED STOCK
(Cost $202,184)		203,061

The accompanying notes are an integral part of the financial statements.
1

The Advisors’ Inner Circle Fund III	Barrow Hanley
Concentrated Emerging Markets ESG Opportunities Fund
April 30, 2023 (Unaudited)

RIGHTS — 0.0%

	Number of Rights	Value
TAIWAN — 0.0%
Bizlink Holding, Expires 05/11/2023 *	2,577	$2,766

TOTAL RIGHTS
(Cost $—)		2,766

TOTAL INVESTMENTS— 95.1%
(Cost $27,123,648)		$28,164,899

Percentages are based on Net Assets of $29,624,563.
*	Non-income producing security.
(A)	There is currently no rate available.

Cl — Class
JSC — Joint Stock Company

The following is a summary of the inputs used as of April 30, 2023 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Brazil	$1,577,106	$–	$–	$1,577,106
China	–	7,413,028	–	7,413,028
Hong Kong	–	2,368,202	–	2,368,202
Hungary	–	257,496	–	257,496
India	–	663,123	–	663,123
Malaysia	–	214,355	–	214,355
Mexico	3,077,257	–	–	3,077,257
Philippines	–	1,799,639	–	1,799,639
Singapore	–	617,817	–	617,817
South Africa	–	1,382,362	–	1,382,362
South Korea	–	2,909,559	–	2,909,559
Taiwan	–	4,912,662	–	4,912,662
Vietnam	–	766,466	–	766,466

Total Common Stock	4,654,363	23,304,709	–	27,959,072
Preferred Stock
Brazil	203,061	–	–	203,061
Rights
Taiwan	2,766	–	–	2,766

Total Investments in Securities	$4,860,190	$23,304,709	$–	$28,164,899

Amounts designated as “—” are $0.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.
2

The Advisors’ Inner Circle Fund III	Barrow Hanley
Credit Opportunities Fund
April 30, 2023 (Unaudited)

SECTOR WEIGHTINGS †

† Percentages are based on total investments.

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS — 71.1%

	Face Amount	Value

COMMUNICATION SERVICES — 5.7%
CCO Holdings
7.375%, 03/01/2031 (A)	$750,000	$734,969
4.750%, 03/01/2030 (A)	1,500,000	1,290,594
CSC Holdings
4.625%, 12/01/2030 (A)	1,000,000	488,127
4.125%, 12/01/2030 (A)	750,000	538,262
LCPR Senior Secured Financing DAC
5.125%, 07/15/2029 (A)	1,000,000	856,510
Virgin Media Secured Finance
5.500%, 05/15/2029 (A)	1,250,000	1,147,764
VTR Comunicaciones
4.375%, 04/15/2029 (A)	1,000,000	511,846
VZ Secured Financing BV
5.000%, 01/15/2032 (A)	500,000	417,259

		5,985,331

CONSUMER DISCRETIONARY — 8.3%
Adient Global Holdings
8.250%, 04/15/2031 (A)	1,500,000	1,536,464
Allied Universal Holdco
4.625%, 06/01/2028 (A)	750,000	651,716
Clarios Global
6.750%, 05/15/2028 (A)	175,000	175,677
Gap
3.875%, 10/01/2031 (A)	500,000	349,293
Goodyear Tire & Rubber
5.625%, 04/30/2033	1,000,000	865,580
Ken Garff Automotive
4.875%, 09/15/2028 (A)	600,000	524,025
Lithia Motors
4.375%, 01/15/2031 (A)	500,000	429,397
3.875%, 06/01/2029 (A)	250,000	216,404
PetSmart
7.750%, 02/15/2029 (A)	500,000	493,065
4.750%, 02/15/2028 (A)	250,000	236,287

CORPORATE OBLIGATIONS — (continued)

	Face Amount	Value

CONSUMER DISCRETIONARY — (continued)
Sonic Automotive
4.875%, 11/15/2031 (A)	$1,000,000	$807,500
Sotheby’s
5.875%, 06/01/2029 (A)	500,000	411,600
Upbound Group
6.375%, 02/15/2029 (A)	1,500,000	1,317,120
Wynn Macau
5.125%, 12/15/2029 (A)	500,000	415,000
Wynn Resorts Finance
7.125%, 02/15/2031 (A)	250,000	256,078

		8,685,206

CONSUMER STAPLES — 3.7%
Ashton Woods USA
6.625%, 01/15/2028 (A)	250,000	236,875
4.625%, 04/01/2030 (A)	500,000	414,315
Darling Ingredients
6.000%, 06/15/2030 (A)	1,000,000	989,265
Energizer Holdings
6.500%, 12/31/2027 (A)	50,000	48,774
Medline Borrower
5.250%, 10/01/2029 (A)	500,000	432,481
3.875%, 04/01/2029 (A)	500,000	437,477
STL Holding
7.500%, 02/15/2026 (A)	250,000	220,433
United Natural Foods
6.750%, 10/15/2028 (A)	1,000,000	949,200
US Foods
4.625%, 06/01/2030 (A)	205,000	187,475

		3,916,295

ENERGY — 4.0%
CQP Holdco
5.500%, 06/15/2031 (A)	1,073,000	998,641
Genesis Energy
8.875%, 04/15/2030	250,000	250,335
Global Partners
7.000%, 08/01/2027	1,500,000	1,449,810
Kinetik Holdings
5.875%, 06/15/2030 (A)	1,500,000	1,436,955

		4,135,741

FINANCIALS — 8.5%
Alliant Holdings Intermediate
6.750%, 04/15/2028 (A)	500,000	499,368
Burford Capital Global Finance
6.250%, 04/15/2028 (A)	1,500,000	1,410,000
Freedom Mortgage
8.250%, 04/15/2025 (A)	532,000	494,584
6.625%, 01/15/2027 (A)	500,000	405,000
LFS Topco
5.875%, 10/15/2026 (A)	340,000	298,350

The accompanying notes are an integral part of the financial statements.
3

The Advisors’ Inner Circle Fund III	Barrow Hanley
Credit Opportunities Fund
April 30, 2023 (Unaudited)

CORPORATE OBLIGATIONS — (continued)

	Face Amount	Value

FINANCIALS — (continued)
LPL Holdings
4.000%, 03/15/2029 (A)	$1,250,000	$1,122,718
Nationstar Mortgage Holdings
5.750%, 11/15/2031 (A)	750,000	623,808
5.500%, 08/15/2028 (A)	250,000	223,125
PROG Holdings
6.000%, 11/15/2029 (A)	2,000,000	1,800,000
Rithm Capital
6.250%, 10/15/2025 (A)	1,250,000	1,145,288
Ryan Specialty Group
4.375%, 02/01/2030 (A)	1,000,000	896,250

		8,918,491

HEALTH CARE — 5.9%
180 Medical
3.875%, 10/15/2029 (A)	500,000	445,278
AHP Health Partners
5.750%, 07/15/2029 (A)	1,000,000	850,000
Bausch Health
6.250%, 02/15/2029 (A)	100,000	45,830
6.125%, 02/01/2027 (A)	250,000	180,141
5.250%, 01/30/2030 (A)	1,500,000	705,000
5.250%, 02/15/2031 (A)	50,000	23,875
5.000%, 02/15/2029 (A)	125,000	58,750
4.875%, 06/01/2028 (A)	250,000	164,688
Emergent BioSolutions
3.875%, 08/15/2028 (A)	1,525,000	809,149
Garden Spinco
8.625%, 07/20/2030 (A)	400,000	430,000
HCA
3.500%, 07/15/2051	1,500,000	1,047,003
HealthEquity
4.500%, 10/01/2029 (A)	250,000	223,550
Jazz Securities DAC
4.375%, 01/15/2029 (A)	250,000	229,766
Pediatrix Medical Group
5.375%, 02/15/2030 (A)	500,000	456,663
Tenet Healthcare
4.375%, 01/15/2030	500,000	459,424

		6,129,117

INDUSTRIALS — 13.2%
AerCap Global Aviation Trust
6.500%, ICE LIBOR USD 3 Month + 4.300%, 06/15/2045 (A)(B)	500,000	469,641
American Airlines
5.750%, 04/20/2029 (A)	500,000	475,143
5.500%, 04/20/2026 (A)	750,000	736,495
Ardagh Metal Packaging Finance USA
6.000%, 06/15/2027 (A)	125,000	124,382

CORPORATE OBLIGATIONS — (continued)

	Face Amount	Value

INDUSTRIALS — (continued)
BWX Technologies
4.125%, 06/30/2028 (A)	$500,000	$457,653
Cemex
5.200%, 09/17/2030 (A)	250,000	232,720
Clean Harbors
6.375%, 02/01/2031 (A)	125,000	127,530
Covanta Holding
4.875%, 12/01/2029 (A)	1,125,000	1,001,250
Dycom Industries
4.500%, 04/15/2029 (A)	1,300,000	1,186,627
GFL Environmental
4.375%, 08/15/2029 (A)	250,000	226,260
4.000%, 08/01/2028 (A)	800,000	730,145
Harsco
5.750%, 07/31/2027 (A)	1,757,000	1,483,558
ILFC E-Capital Trust
I 6.548%, 12/21/2065 (A)(B)	2,455,000	1,583,475
ILFC E-Capital Trust II
6.798%, 12/21/2065 (A)(B)	1,000,000	648,750
Interface
5.500%, 12/01/2028 (A)	1,324,000	1,061,179
ITT Holdings
6.500%, 08/01/2029 (A)	1,000,000	830,270
SPX FLOW
8.750%, 04/01/2030 (A)	250,000	209,398
TransDigm
6.750%, 08/15/2028 (A)	500,000	507,771
TransMontaigne Partners
6.125%, 02/15/2026	1,000,000	869,620
Wabash National
4.500%, 10/15/2028 (A)	125,000	108,762
Waste Pro USA
5.500%, 02/15/2026 (A)	750,000	697,150

		13,767,779

INFORMATION TECHNOLOGY — 2.0%
Ciena
4.000%, 01/31/2030 (A)	200,000	175,683
Entegris Escrow
5.950%, 06/15/2030 (A)	500,000	475,221
Sitios Latinoamerica
5.375%, 04/04/2032 (A)	500,000	456,622
Total Play Telecomunicaciones
6.375%, 09/20/2028 (A)	1,500,000	988,263

		2,095,789

MATERIALS — 13.8%
Ardagh Metal Packaging Finance USA
4.000%, 09/01/2029 (A)	1,000,000	814,565
Avient
7.125%, 08/01/2030 (A)	500,000	511,006

The accompanying notes are an integral part of the financial statements.
4

The Advisors’ Inner Circle Fund III	Barrow Hanley
Credit Opportunities Fund
April 30, 2023 (Unaudited)

CORPORATE OBLIGATIONS — (continued)

	Face Amount	Value

MATERIALS — (continued)
Axalta Coating Systems
3.375%, 02/15/2029 (A)	$1,000,000	$864,752
Canpack
3.875%, 11/15/2029 (A)	250,000	200,268
Chemours
4.625%, 11/15/2029 (A)	2,500,000	2,058,982
Diamond BC BV
4.625%, 10/01/2029 (A)	500,000	491,277
Graham Packaging
7.125%, 08/15/2028 (A)	500,000	435,113
Graphic Packaging International
3.750%, 02/01/2030 (A)	750,000	670,444
Kaiser Aluminum
4.500%, 06/01/2031 (A)	500,000	396,235
LABL
9.500%, 11/01/2028 (A)	375,000	386,040
8.250%, 11/01/2029 (A)	750,000	651,094
5.875%, 11/01/2028 (A)	250,000	230,625
Mativ Holdings
6.875%, 10/01/2026 (A)	1,000,000	911,277
Mauser Packaging Solutions Holding
7.875%, 08/15/2026 (A)	1,050,000	1,065,042
Mercer International
5.125%, 02/01/2029	500,000	417,533
Pactiv Evergreen Group Issuer
4.375%, 10/15/2028 (A)	1,750,000	1,541,067
Polar US Borrower
6.750%, 05/15/2026 (A)	2,000,000	1,215,000
TMS International
6.250%, 04/15/2029 (A)	1,500,000	1,159,167
WR Grace Holdings
5.625%, 08/15/2029 (A)	500,000	431,293

		14,450,780

REAL ESTATE — 4.9%
Howard Hughes
4.375%, 02/01/2031 (A)	2,500,000	2,025,355
Iron Mountain
5.625%, 07/15/2032 (A)	250,000	227,054
5.250%, 07/15/2030 (A)	500,000	460,514
5.000%, 07/15/2028 (A)	250,000	235,306
4.875%, 09/15/2029 (A)	250,000	228,017
Realogy Group
5.250%, 04/15/2030 (A)	1,000,000	712,958
Service Properties Trust
7.500%, 09/15/2025	1,250,000	1,224,225

		5,113,429

CORPORATE OBLIGATIONS — (continued)

	Face Amount	Value

UTILITIES — 1.1%
Vistra
7.000%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 5.740%(A)(B)(C)	$1,000,000	$896,828
Vistra Operations
4.375%, 05/01/2029 (A)	250,000	223,515

		1,120,343

TOTAL CORPORATE OBLIGATIONS
(Cost $80,761,789)		74,318,301

REGISTERED INVESTMENT COMPANY — 25.3%

	Shares
Barrow Hanley Floating Rate Fund †	2,743,679	26,485,006

TOTAL REGISTERED INVESTMENT COMPANY
(Cost $27,211,081)		26,485,006

ASSET-BACKED SECURITY — 0.7%

	Face Amount

OTHER ASSET-BACKED SECURITY — 0.7%

Empower CLO, Ser 2023-1A, Cl D
10.568%, TSFR3M + 5.500%, 04/25/2036 (A)(B)	$750,000	753,750

TOTAL ASSET-BACKED SECURITY
(Cost $750,000)		753,750

TOTAL INVESTMENTS— 97.1%
(Cost $108,722,870)		$101,557,057

The accompanying notes are an integral part of the financial statements.
5

The Advisors’ Inner Circle Fund III	Barrow Hanley
Credit Opportunities Fund
April 30, 2023 (Unaudited)

Percentages are based on Net Assets of $104,619,296.
†	Investment in Affiliated Security.
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On April 30, 2023, the value of these securities amounted to $68,488,521, representing 65.5% of the Net Assets of the Fund.

(B)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(C)	Perpetual security with no stated maturity date.

Cl — Class

CLO — Collateralized Loan Obligation

DAC — Designated Activity Company

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

Ser — Series

SPX — Standard & Poor’s 500 Index

The following is a summary of the inputs used as of April 30, 2023 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$74,318,301	$—	$74,318,301
Registered Investment Company	26,485,006	—	—	26,485,006
Asset-Backed Security	—	753,750	—	753,750

Total Investments in Securities	$26,485,006	$75,072,051	$—	$101,557,057

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended April 30, 2023:

Security Description	Value 10/31/2022	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Net Unrealized Appreciation	Value 4/30/2023	Income	Capital Gains
Barrow Hanley Floating Rate Fund	$24,799,011	$1,126,108	$—	$—	$559,887	$26,485,006	$1,126,109	$—

Amounts designated as “–” are $0.

The accompanying notes are an integral part of the financial statements.
6

The Advisors’ Inner Circle Fund III	Barrow Hanley
Emerging Markets Value Fund
April 30, 2023 (Unaudited)

SECTOR WEIGHTINGS †

† Percentages are based on total investments.

SCHEDULE OF INVESTMENTS

COMMON STOCK — 92.7%

	Shares	Value

BRAZIL — 2.9%
Dexco *	33,793	$39,499
TIM	14,387	40,238

		79,737

CHINA — 26.4%

COMMUNICATION SERVICES — 3.9%
Baidu, Cl A *	5,329	80,212
Focus Media Information Technology, Cl A	29,000	27,007

		107,219

CONSUMER DISCRETIONARY — 5.7%
Great Wall Motor, Cl H	23,500	28,519
Haier Smart Home, Cl H	14,157	46,146
JD.com, Cl A	2,545	45,423
Nexteer Automotive Group	71,267	39,951

		160,039

CONSUMER STAPLES — 1.7%
Tingyi Cayman Islands Holding	27,274	47,663

ENERGY — 2.4%
China Petroleum & Chemical, Cl H	99,377	65,133

FINANCIALS — 8.4%
BOC Hong Kong Holdings	17,957	56,685
China International Capital, Cl H	32,271	67,810
PICC Property & Casualty, Cl H	53,053	64,165
Ping An Insurance Group of China, Cl H	6,137	44,773

		233,433

HEALTH CARE — 1.6%
Shandong Weigao Group Medical Polymer, Cl H	25,217	43,030

INDUSTRIALS — 1.4%
Weichai Power, Cl H	25,571	37,797

COMMON STOCK — (continued)

	Shares	Value

UTILITIES — 1.3%
ENN Energy Holdings	2,567	$35,198

		729,512

GREECE — 1.5%
OPAP	2,444	41,677

HONG KONG — 7.0%
ASMPT	4,678	36,779
Hang Lung Properties	27,910	51,017
Hongkong Land Holdings	10,848	48,278
Sino Biopharmaceutical	100,653	55,873

		191,947

HUNGARY — 1.7%
OTP Bank Nyrt	1,568	47,782

INDIA — 4.8%
Aurobindo Pharma	4,056	30,662
Axis Bank	4,727	49,898
IndusInd Bank	3,671	51,984

		132,544

INDONESIA — 2.3%
Astra International	139,093	64,159

MACAO — 2.4%
Galaxy Entertainment Group *	9,093	64,718

MALAYSIA — 1.5%
Petronas Chemicals Group	25,300	40,261

MEXICO — 6.8%
Fibra Uno Administracion	27,365	37,761
Gruma, Cl B	3,118	48,963
Grupo Financiero Banorte, Cl O	4,509	39,077
Kimberly-Clark de Mexico, Cl A	27,822	62,888

		188,689

PHILIPPINES — 3.1%
Ayala Land	79,783	38,559
BDO Unibank	18,136	47,273

		85,832

RUSSIA — 0.0%
Alrosa PJSC * (A)	12,058	–
Moscow Exchange MICEX-RTS PJSC (A)	8,812	–

		–

SINGAPORE — 1.5%
Singapore Telecommunications	21,651	41,491

SOUTH AFRICA — 4.7%
Gold Fields	2,905	45,270
Growthpoint Properties	69,127	48,179
Vodacom Group	5,215	35,745

		129,194

The accompanying notes are an integral part of the financial statements.
7

The Advisors’ Inner Circle Fund III	Barrow Hanley
Emerging Markets Value Fund
April 30, 2023 (Unaudited)

COMMON STOCK — (continued)

	Shares	Value

SOUTH KOREA — 9.5%
Amorepacific	352	$32,567
HL Mando	1,198	41,620
Korea Investment Holdings	1,401	57,902
Shinhan Financial Group	1,593	41,705
SK Hynix	1,316	88,545

		262,339

TAIWAN — 11.9%
Bizlink Holding	10,307	88,523
Cathay Financial Holding	37,078	51,367
Hiwin Technologies	6,737	51,748
Largan Precision	537	35,261
MediaTek	2,833	61,600
Pegatron	17,933	40,926

		329,425

THAILAND — 4.7%
PTT Exploration & Production PCL	18,679	81,273
Thai Beverage PCL	101,153	48,610

		129,883

TOTAL COMMON STOCK
(Cost $2,538,557)		2,559,190

PREFERRED STOCK — 3.5%

BRAZIL — 3.5%
Banco Bradesco * (B)	17,000	46,966
Cia Energetica de Minas Gerais (B)	19,977	49,304

		96,270

TOTAL PREFERRED STOCK
(Cost $82,671)		96,270

RIGHTS — 0.0%

	Number of Rights

TAIWAN — 0.0%
Bizlink Holding, Expires 05/11/2023 *	238	255

TOTAL RIGHTS
(Cost $—)		255

TOTAL INVESTMENTS— 96.2%
(Cost $2,621,228)		$2,655,715

Percentages are based on Net Assets of $2,761,177.
*	Non-income producing security.
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	There is currently no rate available.

Cl — Class

PCL — Public Company Limited

PJSC — Public Joint Stock Company

The following is a summary of the inputs used as of April 30, 2023 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)		Total
Common Stock
Brazil	$79,737	$–	$–		$79,737
China	–	729,512	–		729,512
Greece	–	41,677	–		41,677
Hong Kong	–	191,947	–		191,947
Hungary	–	47,782	–		47,782
India	–	132,544	–		132,544
Indonesia	–	64,159	–		64,159
Macao	–	64,718	–		64,718
Malaysia	–	40,261	–		40,261
Mexico	188,689	–	–		188,689
Philippines	–	85,832	–		85,832
Russia	–	–	–	^	–
Singapore	–	41,491	–		41,491
South Africa	–	129,194	–		129,194
South Korea	–	262,339	–		262,339
Taiwan	–	329,425	–		329,425
Thailand	–	129,883	–		129,883

Total Common Stock	268,426	2,290,764	–		2,559,190
Preferred Stock
Brazil	96,270	–	–		96,270
Rights
Taiwan	255	–	–		255

Total Investments in Securities	$364,951	$2,290,764	$–		$2,655,715

(1)

A reconciliation of Level 3 investments is presented when the fund has a significant amount of Level 3 investments at the end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

^	Includes securities in which the fair value is $0 or has been rounded to $0.

Amounts designated as “—” are $0.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.
8

The Advisors’ Inner Circle Fund III	Barrow Hanley
Floating Rate Fund
April 30, 2023 (Unaudited)

SECTOR WEIGHTINGS †

† Percentages are based on total investments.

SCHEDULE OF INVESTMENTS
BANK LOAN OBLIGATIONS — 84.9%

	Face Amount	Value

AEROSPACE AND DEFENSE — 1.6%
Cobham Ultra SeniorCo S.a r.l., Facility B (USD), 1st Lien
8.560%, LIBOR + 3.500%, 08/06/2029 (A)	$786,050	$765,251
Peraton Corp., Term B Loan, 1st Lien
8.832%, CME Term SOFR + 3.750%, 02/01/2028 (A)	950,557	929,958

		1,695,209

AUTOMOBILE — 1.1%
Adient US LLC, Tranche B-1 Term Loan 1st Lien
8.347%, CME Term SOFR + 3.250%, 04/10/2028 (A)	1,123,063	1,122,008

BANK LOAN OBLIGATIONS — (continued)

	Face Amount	Value

AUTOMOTIVE — 0.8%
Clarios Global LP 2023 Term Loan (First Lien)
8.796%, CME Term SOFR + 3.750%, 04/06/2030 (A)(B)	$790,000	$788,681

BANKING — 1.1%
Nexus Buyer LLC, Term Loan, 1st Lien
8.832%, CME Term SOFR + 3.750%, 11/09/2026 (A)	1,180,933	1,112,391

BEVERAGE, FOOD AND TOBACCO — 1.3%
8th Avenue Food, Term Loan, 1st Lien
9.847%, CME Term SOFR + 4.750%, 10/01/2025 (A)	778,051	687,361
Alpine US, Term Loan 1st Lien
10.198%, LIBOR + 5.250%, 05/03/2028 (A)	336,147	319,340
Woof Holdings, Inc., Initial Term Loan, 1st Lien
8.760%, LIBOR + 3.750%, 12/21/2027 (A)	387,523	373,959

		1,380,660

BROADCASTING AND ENTERTAINMENT — 1.7%
CSC Holdings, LLC, 2022 Refinancing Term Loan, 1st Lien
9.390%, CME Term SOFR + 4.500%, 01/18/2028 (A)	788,025	723,998
CSC Holdings, LLC, September 2019 Initial Term Loan, 1st Lien
7.448%, LIBOR + 2.500%, 04/15/2027 (A)	785,938	693,001
Virgin Media Bristol LLC, Facility Q, 1st Lien
8.198%, LIBOR + 3.250%, 01/31/2029 (A)	395,000	390,722

		1,807,721

BUILDING AND DEVELOPMENT — 0.4%
Walker & Dunlop, Inc., Incremental Term B Loan
8.082%, CME Term SOFR + 3.000%, 12/17/2029 (A)	395,000	391,050

BUILDINGS AND REAL ESTATE — 3.6%
Aegion Corporation, Initial Term Loan, 1st Lien
9.775%, LIBOR + 4.750%, 05/17/2028 (A)	778,049	761,515

The accompanying notes are an integral part of the financial statements.
9

The Advisors’ Inner Circle Fund III	Barrow Hanley
Floating Rate Fund
April 30, 2023 (Unaudited)

BANK LOAN OBLIGATIONS — (continued)

	Face Amount	Value

BUILDINGS AND REAL ESTATE — (continued)
Potters Industries, LLC, Initial Term Loan, 1st Lien
9.159%, LIBOR + 4.000%, 12/14/2027 (A)	$1,161,574	$1,158,182
Werner Finco LP (Werner Finco, Inc.), Initial Term Loan, 1st Lien
9.159%, LIBOR + 4.000%, 07/24/2024 (A)	1,112,980	1,081,450
WireCo WorldGroup Inc., Initial Term Loan, 1st Lien
9.250%, LIBOR + 4.250%, 11/13/2028 (A)	716,912	712,610

		3,713,757

BUINESS EQUIPMENT AND SERVICES — 0.4%
Harsco Corp., Term B-3 Loan
7.347%, CME Term SOFR + 2.250%, 03/05/2028 (A)	393,000	380,966

CARGO TRANSPORT — 1.4%
First Student Bidco Inc., 2022 Incremental Term B Loan, 1st Lien
8.998%, CME Term SOFR + 4.000%, 07/21/2028 (A)	368,609	361,351
First Student Bidco Inc., 2022 Incremental Term C Loan, 1st Lien
8.998%, CME Term SOFR + 4.000%, 07/21/2028 (A)	25,468	24,966
First Student Bidco Inc., Initial Term B Loan, 1st Lien
8.143%, LIBOR + 3.000%, 07/21/2028 (A)	285,007	271,113
First Student Bidco Inc., Initial Term C Loan, 1st Lien
8.143%, LIBOR + 3.000%, 07/21/2028 (A)	106,804	101,597
Kenan Advantage Group, Inc.,The, U.S. Term B-1 Loan, 1st Lien
8.775%, LIBOR + 3.750%, 03/24/2026 (A)	383,818	381,684
Kenan Advantage, Term Loan, 1st Lien
12.275%, LIBOR + 7.250%, 09/01/2027 (A)	197,000	187,150
LaserShip, Inc., Initial Loan, 2nd Lien
12.659%, LIBOR + 7.500%, 05/07/2029 (A)	197,000	124,110

		1,451,971

BANK LOAN OBLIGATIONS — (continued)

	Face Amount	Value

CHEMICALS, PLASTICS AND RUBBER — 6.3%
DCG Acquisition Corp., Term Loan B, 1st Lien
9.582%, CME Term SOFR + 4.500%, 09/30/2026 (A)	$387,523	$379,125
GFL Environmental Inc. 2023 Refinancing Term Loan
9.482%, CME Term SOFR + 4.500%, 03/29/2028 (A)	1,165,610	1,165,610
Koppers Inc., Initial Term Loan, 1st Lien
8.940%, CME Term SOFR + 4.000%, 04/10/2030 (A)	1,185,000	1,176,112
Momentive Performance Materials Inc. Initial Term Loan
9.482%, CME Term SOFR + 0.000%, 03/22/2028 (A)	790,000	786,548
Nouryon Finance B.V., Initial Dollar Term Loan, 1st Lien
7.895%, CME Term SOFR + 2.750%, 10/01/2025 (A)	1,466,177	1,457,468
Schenectady International Group, Inc., Initial Term Loan, 1st Lien
9.721%, CME Term SOFR + 4.750%, 10/15/2025 (A)	709,360	580,966
Sparta U.S. Holdco LLC, Initial Term Loan, 1st Lien
8.098%, LIBOR + 3.250%, 08/02/2028 (A)	195,137	192,259
W. R. Grace Holdings LLC, Initial Term Loan, 1st Lien
8.938%, LIBOR + 3.750%, 09/22/2028 (A)	780,548	780,158

		6,518,246

CONTAINERS, PACKAGING AND GLASS — 2.5%
Five Star Lower Holding LLC, Initial Term Loan, 1st Lien
9.449%, CME Term SOFR + 4.250%, 05/05/2029 (A)	393,025	388,112
Graham Packaging Company Inc., Initial Term Loan (2021), 1st Lien
8.025%, LIBOR + 3.000%, 08/04/2027 (A)	1,137,645	1,130,535
Mauser Packaging Solutions Holding Company, Initial Term Loan, 1st Lien
8.803%, CME Term SOFR + 4.000%, 08/14/2026 (A)	885,000	881,823
Pregis TopCo LLC, Third Amendment Refinancing Term Loan, 1st Lien
8.775%, LIBOR + 3.750%, 07/31/2026 (A)	194,513	190,805

		2,591,275

The accompanying notes are an integral part of the financial statements.
10

The Advisors’ Inner Circle Fund III	Barrow Hanley
Floating Rate Fund
April 30, 2023 (Unaudited)

BANK LOAN OBLIGATIONS — (continued)

	Face Amount	Value

DIVERSIFIED NATURAL RESOURCES, PRECIOUS METALS AND MINERALS —2.1%
Mativ Holdings, Inc., Term B Loan, 1st Lien
8.813%, LIBOR + 3.750%, 04/20/2028 (A)	$2,328,649	$2,235,503

DIVERSIFIED/CONGLOMERATE MANUFACTURING — 1.1%
TK Elevator Midco GmbH, Facility B1 (USD), 1st Lien
8.602%, LIBOR + 3.500%, 07/30/2027 (A)	1,159,097	1,130,119

DIVERSIFIED/CONGLOMERATE SERVICE — 7.3%
BIFM/Brookfield Global, Term Loan, 1st Lien
8.597%, 05/01/2026	760,532	750,075
DXP Enterprises, Inc., Initial Term Loan, 1st Lien
9.955%, CME Term SOFR + 5.250%, 12/23/2027 (A)	785,980	778,120
Embecta Corp., Initial Term Loan, 1st Lien
7.791%, CME Term SOFR + 3.000%, 03/30/2029 (A)	323,345	318,320
Medline Borrower, LP, Initial Dollar Term Loan, 1st Lien
8.275%, LIBOR + 3.250%, 10/23/2028 (A)	782,050	758,479
Mercury Borrower, Inc., Initial Term Loan, 1st Lien
8.563%, LIBOR + 3.500%, 08/02/2028 (A)	780,813	761,292
Service Logic Acquisition, Inc., Closing Date Initial Term Loan, 1st Lien
9.025%, LIBOR + 4.000%, 10/29/2027 (A)	775,499	766,775
Sharp Midco LLC, Initial Term Loan, 1st Lien
9.159%, LIBOR + 4.000%, 12/31/2028 (A)	782,050	772,275
TMS International Corporation, Term B-4 Loan, 1st Lien
9.795%, CME Term SOFR + 4.750%, 03/02/2030 (A)	2,185,376	2,125,278
Verscend Holding Corp., Term B-1 Loan, 1st Lien
9.025%, LIBOR + 4.000%, 08/27/2025 (A)	572,304	571,234

		7,601,848

BANK LOAN OBLIGATIONS — (continued)

	Face Amount	Value

ELECTRONICS — 4.8%
Ingram Micro Inc., Initial Term Loan, 1st Lien
8.659%, LIBOR + 3.500%, 06/30/2028 (A)	$387,540	$378,821
MH SUB I LLC, 2023 May Incremental Term Loan
0.000%, 04/25/2028 (B)	2,572,226	2,521,800
Proofpoint, Inc., Initial Term Loan, 1st Lien
8.275%, LIBOR + 3.250%, 08/31/2028 (A)	783,284	765,331
RealPage, Inc., Initial Term Loan, 1st Lien
8.025%, LIBOR + 3.000%, 04/24/2028 (A)	389,025	377,405
UKG Inc., Initial Term Loan, 1st Lien
8.895%, CME Term SOFR + 3.750%, 05/04/2026 (A)	371,639	365,049
Ultra Clean, Term Loan, 1st Lien
8.775%, LIBOR + 3.750%, 08/27/2025 (A)	617,567	617,759

		5,026,165

FINANCE (INCLUDING STRUCTURED PRODUCTS) — 10.8%
Allspring Buyer LLC, Initial Term Loan, 1st Lien
8.188%, LIBOR + 3.000%, 11/01/2028 (A)	694,155	691,261
Brown Group Holding, LLC, Incremental Term B-2 Facility, 1st Lien
8.795%, CME Term SOFR + 3.750%, 07/02/2029 (A)	393,025	390,349
Chariot Buyer LLC, Initial Term Loan, 1st Lien
8.275%, LIBOR + 3.250%, 11/03/2028 (A)	790,000	765,557
Fiserv Investment Solutions, Inc., Initial Term Loan, 1st Lien
8.946%, CME Term SOFR + 4.000%, 02/18/2027 (A)	768,549	738,129
Global IID Parent LLC, Term B Loan, 1st Lien
9.659%, LIBOR + 4.500%, 12/16/2028 (A)	1,560,101	1,466,495
Greystone Select, Term Loan, 1st Lien
10.265%, LIBOR + 5.000%, 06/16/2028 (A)	385,338	362,218

The accompanying notes are an integral part of the financial statements.
11

The Advisors’ Inner Circle Fund III	Barrow Hanley
Floating Rate Fund
April 30, 2023 (Unaudited)

BANK LOAN OBLIGATIONS — (continued)

	Face Amount	Value

FINANCE (INCLUDING STRUCTURED PRODUCTS) — (continued)
Jane Street Group, LLC, Dollar Term Loan, 1st Lien
7.775%, LIBOR + 2.750%, 01/26/2028 (A)	$763,835	$760,375
KKR Apple Bidco, LLC, Amendment No. 1 Term Loan, 1st Lien
8.982%, CME Term SOFR + 4.000%, 09/22/2028 (A)	394,013	393,027
KKR Apple Bidco, LLC, Initial Term Loan, 2nd Lien
10.775%, LIBOR + 5.750%, 09/21/2029 (A)	197,000	193,060
Madison IAQ LLC, Initial Term Loan, 1st Lien
8.302%, LIBOR + 3.250%, 06/21/2028 (A)	387,777	372,529
MSP Law PLLC, Term Loan, 1st Lien
17.500%, 04/09/2025 (C)	522,356	522,356
New SK Holdco Sub, LLC, New Term Loan, 1st Lien
13.296%, CME Term SOFR + 8.250%, 06/30/2027 (A)	2,424,600	2,048,787
Osmosis Buyer Limited, 2022 Refinancing Term B Loan, 1st Lien
8.584%, CME Term SOFR + 3.750%, 07/31/2028 (A)	1,013,461	985,723
Russell Investments US Institutional Holdco, Inc., 2025 Term Loan, 1st Lien
8.407%, LIBOR + 3.500%, 05/30/2025 (A)	1,556,882	1,514,068

		11,203,934

HEALTHCARE, EDUCATION AND CHILDCARE — 9.8%
AHP Health Partners, Inc. Initial Term Loan
8.525%, LIBOR + 3.500%, 08/24/2028 (A)	786,010	784,289
Bausch + Lomb Corporation, Initial Term Loan, 1st Lien
8.457%, CME Term SOFR + 3.250%, 05/10/2027 (A)	784,548	762,212
Bella Holding Company, LLC, Initial Term Loan, 1st Lien
8.832%, CME Term SOFR + 3.750%, 05/10/2028 (A)	778,051	753,301
Charlotte Buyer, Inc., Initial Term Loan B, 1st Lien

BANK LOAN OBLIGATIONS — (continued)

	Face Amount	Value

HEALTHCARE, EDUCATION AND CHILDCARE — (continued)
10.084%, CME Term SOFR + 5.250%, 02/11/2028 (A)	$394,013	$377,957
CNT Holdings I Corp, Initial Term Loan, 1st Lien
8.459%, CME Term SOFR + 3.500%, 11/08/2027 (A)	373,584	369,616
CNT Holdings I Corp, Initial Term Loan, 2nd Lien
11.709%, CME Term SOFR + 6.750%, 11/06/2028 (A)	1,505,557	1,420,237
Jazz Pharmaceuticals Public Limited Company, Initial Dollar Term Loan, 1st Lien
8.525%, LIBOR + 3.500%, 05/05/2028 (A)	699,776	698,712
LifePoint Health, Inc. (fka Regionalcare Hospital Partners Holdings, Inc.), Term B Loan, 1st Lien
9.023%, LIBOR + 3.750%, 11/16/2025 (A)(B)	1,201,362	1,128,607
MED ParentCo, LP, Initial Term Loan, 1st Lien
9.275%, LIBOR + 4.250%, 08/31/2026 (A)	785,387	718,142
National Mentor Holdings, Inc., Initial Term C Loan, 1st Lien
8.748%, CME Term SOFR + 3.750%, 03/02/2028 (A)	21,804	16,607
National Mentor Holdings, Inc., Initial Term Loan, 2nd Lien
12.248%, CME Term SOFR + 7.250%, 03/02/2029 (A)	395,000	232,063
Summit Behavioral Healthcare, LLC, Initial Term Loan, 1st Lien
9.885%, CME Term SOFR + 4.750%, 11/24/2028 (A)	782,050	766,409
WCG Purchaser Corp., Initial Term Loan, 1st Lien
8.953%, LIBOR + 4.000%, 01/08/2027 (A)	1,546,398	1,473,423
Women’s Care Holdings, Inc., Initial Term Loan, 1st Lien
7.871%, LIBOR + 4.500%, 01/15/2028 (A)	387,514	353,928
Zest Acquisition Corp., Term B-1 Loan, 1st Lien
10.330%, CME Term SOFR + 5.500%, 02/08/2028 (A)	354,113	341,499

		10,197,002

The accompanying notes are an integral part of the financial statements.
12

The Advisors’ Inner Circle Fund III	Barrow Hanley
Floating Rate Fund
April 30, 2023 (Unaudited)

BANK LOAN OBLIGATIONS — (continued)

	Face Amount	Value

HOME AND OFFICE FURNISHINGS, HOUSEWARES AND DURABLE CONSUMER PRODUCTS — 0.7%
Pactiv Evergreen Inc., Tranche B-3 U.S. Term Loan, 1st Lien
8.347%, CME Term SOFR + 3.250%, 09/24/2028 (A)	$777,056	$768,415

HOTELS, MOTELS, INNS AND GAMING — 0.8%
BRE/Everbright M6 Borrower LLC, Initial Term Loan, 1st Lien
9.871%, LIBOR + 5.000%, 09/09/2026 (A)	648,689	641,663
Scientific Games Holdings LP , Initial Dollar Term Loan, 1st Lien
8.421%, CME Term SOFR + 3.500%, 04/04/2029 (A)	196,015	192,942

		834,605

INDUSTRIAL EQUIPTMENT — 0.7%
Triton Water Holdings, Inc, Initial Term Loan (First Lien)
8.659%, LIBOR + 3.500%, 03/31/2028 (A)(B)	790,000	747,537

INSURANCE — 1.8%
Asurion, LLC, New B-4 Term Loan, 2nd Lien
10.275%, LIBOR + 5.250%, 01/20/2029 (A)	790,000	652,572
Hub International Limited, 2022 Incremental Term Loan, 1st Lien
8.728%, CME Term SOFR + 4.000%, 11/10/2029 (A)	394,013	392,984
USI, Inc., 2022 New Term Loan, 1st Lien
8.648%, CME Term SOFR + 3.750%, 11/22/2029 (A)(B)	788,025	785,724

		1,831,280

MACHINERY (NON-AGRICULTURE, NON-CONSTRUCTION AND NON-ELECTRONIC) — 7.2%
Alliance Laundry Systems LLC, Initial Term B Loan, 1st Lien
8.559%, CME Term SOFR + 3.500%, 10/08/2027 (A)	1,156,803	1,148,613
Apex Tool Group, LLC, Initial Term Loan, 1st Lien
10.240%, CME Term SOFR + 5.250%, 02/08/2029 (A)	784,548	687,350

BANK LOAN OBLIGATIONS — (continued)

	Face Amount	Value

MACHINERY (NON-AGRICULTURE, NON-CONSTRUCTION AND NON-ELECTRONIC) — (continued)
AZZ Inc., Initial Term Loan, 1st Lien
9.332%, CME Term SOFR + 4.250%, 05/13/2029 (A)	$938,675	$936,836
Engineered Machinery, Term Loan, 1st Lien
11.159%, 05/21/2029	395,000	359,450
Filtration Group Corporation, 2021 Incremental Term Loan, 1st Lien
8.525%, LIBOR + 3.500%, 10/21/2028 (A)	1,361,588	1,346,516
Gates Global LLC, Initial B-4 Dollar Term Loan, 1st Lien
8.482%, CME Term SOFR + 3.500%, 11/16/2029 (A)	786,050	785,193
Indicor, LLC, Initial Dollar Term Loan, 1st Lien
9.398%, CME Term SOFR + 4.500%, 11/22/2029 (A)	790,000	784,446
Pro Mach Group, Inc., Closing Date Initial Term Loan, 1st Lien
9.025%, LIBOR + 4.000%, 08/31/2028 (A)	779,832	777,531
SPX Flow, Inc., Term Loan, 1st Lien
9.582%, CME Term SOFR + 4.500%, 04/05/2029 (A)	688,416	663,379

		7,489,314

MISCELLANEOUS — 0.4%
TMF Sapphire Bidco B.V. Term Loan B
10.000%, CME Term SOFR + 5.000%, 05/05/2028 (A)	395,000	390,062

OIL AND GAS — 1.5%
CQP Holdco LP, Initial Term Loan, 1st Lien
8.659%, LIBOR + 3.500%, 06/05/2028 (A)	1,552,498	1,547,841

PERSONAL AND NON-DURABLE CONSUMER PRODUCTS (MANUFACTURING ONLY) —2.4%
ABG Intermediate Holdings 2 LLC, Initial Term Loan, 2nd Lien
11.082%, CME Term SOFR + 6.000%, 12/20/2029 (A)	197,000	181,240

The accompanying notes are an integral part of the financial statements.
13

The Advisors’ Inner Circle Fund III	Barrow Hanley
Floating Rate Fund
April 30, 2023 (Unaudited)

BANK LOAN OBLIGATIONS — (continued)

	Face Amount	Value

PERSONAL AND NON-DURABLE CONSUMER PRODUCTS (MANUFACTURING ONLY) — (continued)
ABG Intermediate Holdings 2 LLC, Tranche TLB-1 Term Loan, 1st Lien
8.582%, CME Term SOFR + 3.500%, 12/21/2028 (A)	$784,548	$772,387
Hanesbrands Inc., Initial Tranche B Term Loan, 1st Lien
8.732%, CME Term SOFR + 3.750%, 03/08/2030 (A)	790,000	785,560
Sunshine Luxembourg VII S.a r.l., Facility B3, 1st Lien
8.909%, LIBOR + 3.750%, 10/01/2026 (A)	770,146	760,812

		2,499,999

PERSONAL TRANSPORTATION — 1.8%
AAdvantage Loyality IP Ltd. (American Airlines, Inc.), Initial Term Loan, 1st Lien
10.000%, LIBOR + 4.750%, 04/20/2028 (A)	1,185,000	1,191,743
Mileage Plus Holdings LLC (Mileage Plus Intellectual Property Assets, Ltd.), Initial Term Loan, 1st Lien
10.213%, LIBOR + 5.250%, 06/21/2027 (A)	671,053	697,613

		1,889,356

PRINTING, PUBLISHING AND BROADCASTING — 2.8%
LABL, Inc., Initial Dollar Term Loan, 1st Lien
10.082%, CME Term SOFR + 5.000%, 10/29/2028 (A)	780,548	768,434
Magnite, Inc., Initial Term Loan, 1st Lien
9.953%, LIBOR + 5.000%, 04/28/2028 (A)	1,163,330	1,120,193
Taboola, Inc., Tranche B Term Loan
9.030%, 09/01/2028	1,016,463	999,946

		2,888,573

RETAIL STORES — 5.7%
Allied Universal Holdco LLC (f/k/a USAGM Holdco, LLC), Initial U.S. Dollar Term Loan, 1st Lien
8.832%, CME Term SOFR + 3.750%, 05/12/2028 (A)	756,927	729,216

BANK LOAN OBLIGATIONS — (continued)

	Face Amount	Value

RETAIL STORES — (continued)
Chefs’ Warehouse, Inc., The, 2022 Term Loan, 1st Lien
9.832%, CME Term SOFR + 4.750%, 08/23/2029 (A)	$393,025	$391,060
Imperial Bag, Term Loan, 1st Lien
9.025%, 06/11/2026	1,950,375	1,925,176
Pet IQ, Term Loan, 1st Lien
9.198%, LIBOR + 4.250%, 04/07/2028 (A)	776,548	706,659
PetSmart LLC, Initial Term Loan, 1st Lien
8.832%, CME Term SOFR + 3.750%, 02/11/2028 (A)	776,548	772,665
Rent-A-Center, Inc., Initial Term Loan (2021), 1st Lien
8.125%, LIBOR + 3.250%, 02/17/2028 (A)	736,398	724,740
Victoria’s Secret & Co., Initial Term Loan, 1st Lien
8.236%, LIBOR + 3.250%, 08/02/2028 (A)	389,025	383,190
Woof Holdings, Inc., Term Loan, 1st Lien
8.760%, 12/21/2028	395,000	316,000

		5,948,706

TELECOMMUNICATIONS — 0.7%
Frontier Communications Holdings, LLC, TLB, 1st Lien
8.813%, LIBOR + 3.750%, 05/01/2028 (A)	774,051	737,670

UTILITIES — 0.3%
Del Monte Foods, Inc., Initial Term Loan, 1st Lien
9.314%, CME Term SOFR + 4.250%, 05/16/2029 (A)	355,000	347,680

TOTAL BANK LOAN OBLIGATIONS
(Cost $89,977,762)		88,269,544

CORPORATE OBLIGATIONS — 11.1%

COMMUNICATION SERVICES — 2.1%
CCO Holdings
4.750%, 03/01/2030 (D)	1,185,000	1,019,569
CSC Holdings
4.125%, 12/01/2030 (D)	1,580,000	1,133,938

		2,153,507

The accompanying notes are an integral part of the financial statements.
14

The Advisors’ Inner Circle Fund III	Barrow Hanley
Floating Rate Fund
April 30, 2023 (Unaudited)

CORPORATE OBLIGATIONS — (continued)

	Face Amount	Value

CONSUMER DISCRETIONARY — 0.6%
Lithia Motors
4.375%, 01/15/2031 (D)	$790,000	$678,447

FINANCIALS — 1.3%
Ken Garff Automotive
4.875%, 09/15/2028 (D)	395,000	344,983
Nationstar Mortgage Holdings
5.750%, 11/15/2031 (D)	790,000	657,077
Rithm Capital
6.250%, 10/15/2025 (D)	395,000	361,911

		1,363,971

HEALTH CARE — 0.9%
AHP Health Partners
5.750%, 07/15/2029 (D)	395,000	335,750
Bausch Health
5.250%, 01/30/2030 (D)	790,000	371,300
Emergent BioSolutions
3.875%, 08/15/2028 (D)	395,000	209,583

		916,633

INDUSTRIALS — 3.7%
AerCap Global Aviation Trust
6.500%, ICE LIBOR USD 3 Month + 4.300%, 06/15/2045 (A)(D)	790,000	742,033
Allied Universal Holdco
4.625%, 06/01/2028 (D)	790,000	686,226
Harsco
5.750%, 07/31/2027 (D)	592,000	499,867
ILFC E-Capital Trust I
6.548%, 12/21/2065 (A)(D)	1,343,000	866,235
ILFC E-Capital Trust II
6.798%, 12/21/2065 (A)(D)	1,102,000	714,922
Waste Pro USA
5.500%, 02/15/2026 (D)	395,000	367,165

		3,876,448

INFORMATION TECHNOLOGY — 0.4%
Entegris Escrow
5.950%, 06/15/2030 (D)	395,000	375,425

MATERIALS — 2.1%
Ardagh Metal Packaging Finance USA
4.000%, 09/01/2029 (D)	500,000	407,283
Avient
7.125%, 08/01/2030 (D)	395,000	403,694
Chemours
4.625%, 11/15/2029 (D)	1,185,000	975,958

CORPORATE OBLIGATIONS — (continued)

	Face Amount	Value

MATERIALS — (continued)
Pactiv Evergreen Group Issuer
4.375%, 10/15/2028 (D)	$395,000	$347,841
TMS International
6.250%, 04/15/2029 (D)	115,000	88,869

		2,223,645

TOTAL CORPORATE OBLIGATIONS (Cost $12,587,702)		11,588,076

ASSET-BACKED SECURITIES — 1.0%

OTHER ASSET-BACKED SECURITIES — 1.0%

Empower CLO, Ser 2023-1A, Cl D
10.568%, TSFR3M + 5.500%, 04/25/2036 (A)(D)	593,000	595,965
Madison Park Funding XVIII, Ser 2017-18A, Cl DR
8.211%, ICE LIBOR USD 3 Month + 2.950%, 10/21/2030 (A)(D)	500,000	464,478

		1,060,443

TOTAL ASSET-BACKED SECURITIES (Cost $1,048,020)		1,060,443

WARRANT — 0.0%

	Number of Warrants
Service King#(C) Strike Price $–	2,554	1,277

TOTAL WARRANT (Cost $—)		1,277

TOTAL INVESTMENTS— 97.0% (Cost $103,613,484)		$100,919,340

Percentages are based on Net Assets of $104,043,069.
#	Expiration date not available.
(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)	Unsettled bank loan. Interest rate may not be available.
(C)	Level 3 security in accordance with fair value hierarchy.
(D)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On April 30, 2023, the value of these securities amounted to $12,648,519, representing 12.2% of the Net Assets of the Fund.

The accompanying notes are an integral part of the financial statements.
15

The Advisors’ Inner Circle Fund III	Barrow Hanley
Floating Rate Fund
April 30, 2023 (Unaudited)

Cl — Class

CLO — Collateralized Loan Obligation

ICE — Intercontinental Exchange

LLC — Limited Liability Company

LIBOR — London Interbank Offered Rate

LP — Limited Partnership

Ltd. — Limited

Ser — Series

SPX — Standard & Poor’s 500 Index

The following is a summary of the inputs used as of April 30, 2023 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Bank Loan Obligations	$—	$87,747,188	$522,356	$88,269,544
Corporate Obligations	—	11,588,076	—	11,588,076
Asset-Backed Securities	—	1,060,443	—	1,060,443
Warrant	—	—	1,277	1,277

Total Investments in Securities	$—	$100,395,707	$523,633	$100,919,340

(1)

A reconciliation of Level 3 investments is presented when the fund has a significant amount of Level 3 investments at the end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

Amounts designated as “—” are $0.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.
16

The Advisors’ Inner Circle Fund III	Barrow Hanley
International Value Fund
April 30, 2023 (Unaudited)

SECTOR WEIGHTINGS †
† Percentages are based on total investments.

SCHEDULE OF INVESTMENTS
COMMON STOCK — 95.6%

	Shares	Value

CANADA — 4.9%
Enbridge	34,500	$1,371,749
Suncor Energy	53,880	1,686,969

		3,058,718

CHINA — 2.9%
BOC Hong Kong Holdings	581,000	1,834,056

FRANCE — 11.6%
Accor	49,216	1,746,047
Arkema	9,202	910,477
Cie Generale des Etablissements Michelin	42,398	1,350,279
Danone	20,471	1,354,851
Thales	6,461	985,974
Veolia Environnement	31,482	996,880

		7,344,508

GERMANY — 9.6%
Allianz	5,849	1,468,729
BASF	21,183	1,095,676
Daimler Truck Holding	31,615	1,044,658
Deutsche Post	26,039	1,252,470
Rheinmetall	3,962	1,160,446

		6,021,979

HONG KONG — 1.4%
Sino Biopharmaceutical	1,612,000	894,823

IRELAND — 1.2%
CRH PLC	15,104	733,017

ITALY — 3.2%
Azimut Holding	30,781	687,529
Enel	198,367	1,355,271

		2,042,800

COMMON STOCK — (continued)

	Shares	Value

JAPAN — 16.9%
Asahi Group Holdings	28,800	$1,112,662
Honda Motor	34,500	915,045
Koito Manufacturing	66,900	1,294,077
Komatsu	49,800	1,238,520
Makita	50,900	1,435,925
MINEBEA MITSUMI	63,700	1,179,637
Mitsubishi Electric	88,300	1,094,821
Nabtesco	55,667	1,341,771
NSK	186,400	1,052,399

		10,664,857

NETHERLANDS — 5.6%
Akzo Nobel	18,097	1,501,301
ING Groep	113,037	1,401,922
Randstad	11,540	627,037

		3,530,260

NORWAY — 3.7%
Aker BP	62,580	1,496,026
DNB Bank	47,031	827,279

		2,323,305

SINGAPORE — 4.0%
Genting Singapore	1,447,400	1,231,341
United Overseas Bank	62,000	1,316,753

		2,548,094

SOUTH AFRICA — 1.2%
Gold Fields	49,582	772,653

SOUTH KOREA — 1.4%
SK Hynix	12,749	857,797

SWEDEN — 7.0%
Electrolux, Cl B *	76,775	1,158,159
Elekta, Cl B	144,299	1,213,294
Getinge, Cl B	34,737	881,656
SKF, Cl B	63,473	1,149,601

		4,402,710

SWITZERLAND — 3.2%
Julius Baer Group	28,200	2,020,705

UNITED KINGDOM — 17.8%
Associated British Foods PLC	50,259	1,238,315
BAE Systems PLC	87,353	1,112,880
Centrica PLC	892,393	1,282,331
CK Hutchison Holdings PLC	148,500	992,786
DS Smith PLC	252,307	985,077
HSBC Holdings PLC	291,769	2,102,890
Legal & General Group PLC	455,897	1,345,140
Persimmon PLC	50,875	841,970

The accompanying notes are an integral part of the financial statements.
17

The Advisors’ Inner Circle Fund III	Barrow Hanley
International Value Fund
April 30, 2023 (Unaudited)

COMMON STOCK — (continued)
	Shares	Value

UNITED KINGDOM — (continued)
Smith & Nephew PLC	81,319	$1,339,310

		11,240,699

TOTAL COMMON STOCK
(Cost $57,169,847)		60,290,981

PREFERRED STOCK — 2.4%

GERMANY — 2.4%
Henkel & KGaA (A)	18,682	1,510,418

TOTAL PREFERRED STOCK
(Cost $1,336,498)		1,510,418

TOTAL INVESTMENTS— 98.0%
(Cost $58,506,345)		$61,801,399

      Percentages are based on Net Assets of $63,087,613.

*    Non-income producing security.

(A) There is currently no rate available.

Cl — Class
PLC — Public Limited Company

The following is a summary of the inputs used as of April 30, 2023 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Canada	$3,058,718	$–	$–	$3,058,718
China	–	1,834,056	–	1,834,056
France	–	7,344,508	–	7,344,508
Germany	–	6,021,979	–	6,021,979
Hong Kong	–	894,823	–	894,823
Ireland	–	733,017	–	733,017
Italy	–	2,042,800	–	2,042,800
Japan	–	10,664,857	–	10,664,857
Netherlands	–	3,530,260	–	3,530,260
Norway	–	2,323,305	–	2,323,305
Singapore	–	2,548,094	–	2,548,094
South Africa	–	772,653	–	772,653
South Korea	–	857,797	–	857,797
Sweden	–	4,402,710	–	4,402,710
Switzerland	–	2,020,705	–	2,020,705
United Kingdom	–	11,240,699	–	11,240,699

Total Common Stock	3,058,718	57,232,263	–	60,290,981
Preferred Stock
Germany	–	1,510,418	–	1,510,418

Total Investments in Securities	$3,058,718	$58,742,681	$–	$61,801,399

Amounts designated as “—” are $0.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.
18

The Advisors’ Inner Circle Fund III	Barrow Hanley
Total Return Bond Fund
April 30, 2023 (Unaudited)

SECTOR WEIGHTINGS †
† Percentages are based on total investments.
SCHEDULE OF INVESTMENTS
CORPORATE OBLIGATIONS — 37.7%

	Face Amount	Value
COMMUNICATION SERVICES — 2.5%
AT&T
2.250%, 02/01/2032	$130,000	$106,213
Charter Communications Operating
3.700%, 04/01/2051	325,000	206,117
3.500%, 03/01/2042	160,000	108,045
T-Mobile USA
3.375%, 04/15/2029	620,000	568,256
Verizon Communications
2.355%, 03/15/2032	60,000	49,256
Warnermedia Holdings
5.141%, 03/15/2052 (A)	780,000	623,265
5.050%, 03/15/2042 (A)	100,000	82,710

		1,743,862

CONSUMER DISCRETIONARY — 1.4%
Anheuser-Busch InBev Worldwide
4.375%, 04/15/2038	90,000	86,890
Marriott International
5.000%, 10/15/2027	85,000	85,836
Nissan Motor
4.810%, 09/17/2030 (A)	400,000	351,824
Tractor Supply
1.750%, 11/01/2030	485,000	389,150
Whirlpool
4.600%, 05/15/2050	125,000	104,439

		1,018,139

CONSUMER STAPLES — 1.8%
BAT Capital
2.259%, 03/25/2028	235,000	204,035
Coca-Cola Femsa
2.750%, 01/22/2030	130,000	116,618
Philip Morris International
5.375%, 02/15/2033	800,000	815,972

CORPORATE OBLIGATIONS — (continued)

	Face Amount	Value

CONSUMER STAPLES — (continued)
Reynolds American
5.700%, 08/15/2035	$150,000	$143,720

		1,280,345

ENERGY — 3.5%
Cheniere Corpus Christi Holdings
2.742%, 12/31/2039	115,000	94,314
Chevron USA
2.343%, 08/12/2050	85,000	55,890
ConocoPhillips
2.125%, 03/08/2024	285,000	278,393
Diamondback Energy
4.400%, 03/24/2051	625,000	508,782
Enbridge
2.500%, 02/14/2025	180,000	172,242
Energy Transfer
7.500%, 07/01/2038	140,000	158,298
5.750%, 02/15/2033	110,000	112,157
Gray Oak Pipeline
2.000%, 09/15/2023 (A)	100,000	98,527
Kinder Morgan
5.450%, 08/01/2052	90,000	83,049
Kinder Morgan Energy Partners
5.400%, 09/01/2044	75,000	69,193
ONEOK
6.100%, 11/15/2032	110,000	115,002
4.550%, 07/15/2028	130,000	127,631
Phillips 66
3.750%, 03/01/2028 (A)	130,000	124,339
Pioneer Natural Resources
2.150%, 01/15/2031	40,000	33,539
TotalEnergies Capital International
3.127%, 05/29/2050	140,000	104,671
Williams
5.400%, 03/04/2044	125,000	118,067
2.600%, 03/15/2031	275,000	233,631

		2,487,725

FINANCIALS — 11.2%
American Express
2.250%, 03/04/2025	120,000	114,265
American Honda Finance MTN
2.000%, 03/24/2028	135,000	121,291
Bank of America
2.592%, U.S. SOFR + 2.150%, 04/29/2031 (B)	145,000	122,829

The accompanying notes are an integral part of the financial statements.
19

The Advisors’ Inner Circle Fund III	Barrow Hanley
Total Return Bond Fund
April 30, 2023 (Unaudited)

CORPORATE OBLIGATIONS — (continued)

	Face Amount	Value

FINANCIALS — (continued)
2.572%, U.S. SOFR + 1.210%, 10/20/2032 (B)	$240,000	$197,078
2.482%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 1.200%, 09/21/2036 (B)	180,000	137,535
2.299%, U.S. SOFR + 1.220%, 07/21/2032 (B)	390,000	314,629
Bank of America MTN
2.496%, ICE LIBOR USD 3 Month + 0.990%, 02/13/2031 (B)	295,000	249,041
1.898%, U.S. SOFR + 1.530%, 07/23/2031 (B)	110,000	88,337
Barclays PLC
5.501%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.650%, 08/09/2028 (B)	200,000	199,439
2.894%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.300%, 11/24/2032 (B)	510,000	408,516
Berkshire Hathaway Finance
4.200%, 08/15/2048	90,000	83,218
Charles Schwab
0.750%, 03/18/2024	105,000	100,453
Citigroup
4.412%, U.S. SOFR + 3.914%, 03/31/2031 (B)	350,000	334,156
1.281%, U.S. SOFR + 0.528%, 11/03/2025 (B)	95,000	89,176
CNA Financial
4.500%, 03/01/2026	175,000	173,412
Deutsche Bank NY
7.079%, U.S. SOFR + 3.650%, 02/10/2034 (B)	200,000	187,110
2.311%, U.S. SOFR + 1.219%, 11/16/2027 (B)	120,000	103,865
Fidelity National Financial
3.200%, 09/17/2051	155,000	95,491

CORPORATE OBLIGATIONS — (continued)

	Face Amount	Value

FINANCIALS — (continued)
Glencore Funding
2.625%, 09/23/2031 (A)	$135,000	$111,924
Goldman Sachs Group
4.411%, TSFR3M + 1.430%, 04/23/2039 (B)	125,000	112,715
1.542%, U.S. SOFR + 0.818%, 09/10/2027 (B)	235,000	208,240
1.431%, U.S. SOFR + 0.798%, 03/09/2027 (B)	180,000	161,599
Intercontinental Exchange
4.950%, 06/15/2052	150,000	149,056
Intesa Sanpaolo
4.198%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.600%, 06/01/2032 (A)(B)	460,000	348,634
JPMorgan Chase
3.882%, ICE LIBOR USD 3 Month + 1.360%, 07/24/2038 (B)	145,000	127,125
3.782%, ICE LIBOR USD 3 Month + 1.337%, 02/01/2028 (B)	255,000	244,769
3.509%, ICE LIBOR USD 3 Month + 0.945%, 01/23/2029 (B)	75,000	70,539
2.963%, U.S. SOFR + 1.260%, 01/25/2033 (B)	135,000	115,448
1.561%, U.S. SOFR + 0.605%, 12/10/2025 (B)	360,000	338,007
Lloyds Banking Group PLC
5.871%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.700%, 03/06/2029 (B)	320,000	326,688
Mitsubishi UFJ Financial Group
5.441%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.630%, 02/22/2034 (B)	200,000	203,101

The accompanying notes are an integral part of the financial statements.
20

The Advisors’ Inner Circle Fund III	Barrow Hanley
Total Return Bond Fund
April 30, 2023 (Unaudited)

CORPORATE OBLIGATIONS — (continued)

	Face Amount	Value

FINANCIALS — (continued)
2.852%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.100%, 01/19/2033 (B)	$200,000	$166,093
2.193%, 02/25/2025	115,000	108,777
Moody’s
2.550%, 08/18/2060	75,000	42,992
Morgan Stanley
5.948%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 2.430%, 01/19/2038 (B)	265,000	266,407
Morgan Stanley MTN
3.591%, ICE LIBOR USD 3 Month + 1.340%, 07/22/2028 (B)	245,000	232,199
2.239%, U.S. SOFR + 1.178%, 07/21/2032 (B)	150,000	121,079
0.864%, U.S. SOFR + 0.745%, 10/21/2025 (B)	220,000	204,659
Northern Trust
6.125%, 11/02/2032	160,000	171,113
PNC Financial Services Group
3.400%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 2.595%(B)(C)	75,000	57,381
Progressive
2.500%, 03/15/2027	155,000	144,644
State Street
2.354%, U.S. SOFR + 0.940%, 11/01/2025 (B)	220,000	211,001
2.200%, 03/03/2031	80,000	65,794
Truist Financial MTN
1.267%, U.S. SOFR + 0.609%, 03/02/2027 (B)	130,000	115,219
Wells Fargo MTN
4.650%, 11/04/2044	155,000	135,953
2.572%, U.S. SOFR + 1.262%, 02/11/2031 (B)	370,000	315,997

		7,996,994

CORPORATE OBLIGATIONS — (continued)

	Face Amount	Value

HEALTH CARE — 2.1%
Amgen 5.650%, 03/02/2053	$220,000	$227,909
4.400%, 05/01/2045	120,000	105,895
Bristol-Myers Squibb 3.400%, 07/26/2029	74,000	70,796
Community Health Network 3.099%, 05/01/2050	105,000	71,489
CVS Health
4.300%, 03/25/2028	103,000	101,739
GE HealthCare Technologies
5.857%, 03/15/2030 (A)	225,000	236,773
Health Care Service A Mutual Legal Reserve
3.200%, 06/01/2050 (A)	65,000	46,914
Kaiser Foundation Hospitals
3.002%, 06/01/2051	70,000	49,790
UnitedHealth Group
5.875%, 02/15/2053	155,000	175,047
Viatris
3.850%, 06/22/2040	630,000	435,068

		1,521,420

INDUSTRIALS — 2.3%
AerCap Ireland Capital DAC
3.000%, 10/29/2028	570,000	496,252
American Airlines 2019-1 Class AA Pass Through Trust
3.150%, 02/15/2032	83,729	72,460
Bayer US Finance II
4.250%, 12/15/2025 (A)	75,000	73,537
Boeing
5.805%, 05/01/2050	140,000	139,251
Cargill
1.375%, 07/23/2023 (A)	65,000	64,503
Carlisle
2.200%, 03/01/2032	135,000	106,890
FedEx
3.250%, 05/15/2041	75,000	57,251
Northrop Grumman
3.850%, 04/15/2045	210,000	174,967
Quanta Services
3.050%, 10/01/2041	150,000	105,546
2.900%, 10/01/2030	140,000	121,440
Union Pacific
4.100%, 09/15/2067	85,000	71,193
Waste Connections
4.200%, 01/15/2033	155,000	148,909

		1,632,199

INFORMATION TECHNOLOGY — 2.4%
Dell International
5.300%, 10/01/2029	380,000	384,102
3.450%, 12/15/2051 (A)	165,000	108,460

The accompanying notes are an integral part of the financial statements.
21

The Advisors’ Inner Circle Fund III	Barrow Hanley
Total Return Bond Fund
April 30, 2023 (Unaudited)

CORPORATE OBLIGATIONS — (continued)

	Face Amount	Value

INFORMATION TECHNOLOGY — (continued)
Lam Research
1.900%, 06/15/2030	$75,000	$63,568
Oracle
4.300%, 07/08/2034	200,000	184,418
Sprint Capital
8.750%, 03/15/2032	400,000	488,926
VMware
2.200%, 08/15/2031	645,000	511,352

		1,740,826

MATERIALS — 1.7%
Amcor Flexibles North America
2.690%, 05/25/2031	125,000	104,271
Anglo American Capital PLC
5.500%, 05/02/2033 (A)	320,000	319,591
Berry Global
1.650%, 01/15/2027	105,000	92,176
EIDP
1.700%, 07/15/2025	150,000	140,876
International Paper
6.000%, 11/15/2041	95,000	99,590
Martin Marietta Materials
0.650%, 07/15/2023	80,000	79,179
Teck Resources
6.000%, 08/15/2040	125,000	127,233
Vulcan Materials
5.800%, 03/01/2026	275,000	276,448

		1,239,364

REAL ESTATE — 1.8%
Alexandria Real Estate Equities
1.875%, 02/01/2033	140,000	105,831
American Tower
2.300%, 09/15/2031	220,000	178,442
Camden Property Trust
3.150%, 07/01/2029	155,000	139,823
Crown Castle
3.800%, 02/15/2028	155,000	148,450
2.900%, 04/01/2041	85,000	60,760
Digital Realty Trust
3.700%, 08/15/2027	150,000	139,708
Extra Space Storage
5.700%, 04/01/2028	265,000	271,147
Prologis
1.250%, 10/15/2030	115,000	91,029
TELUS
3.400%, 05/13/2032	135,000	119,549

		1,254,739

CORPORATE OBLIGATIONS — (continued)

	Face Amount	Value

UTILITIES — 7.0%
American Electric Power
2.031%, 03/15/2024	$265,000	$256,661
Appalachian Power
4.500%, 03/01/2049	50,000	43,339
Consumers Energy
2.500%, 05/01/2060	115,000	67,997
Dominion Energy
3.375%, 04/01/2030	155,000	141,389
DTE Energy
1.050%, 06/01/2025	240,000	221,760
Duke Energy
2.650%, 09/01/2026	185,000	173,675
Duke Energy Progress
5.250%, 03/15/2033	160,000	167,473
4.150%, 12/01/2044	195,000	169,606
Duke Energy Progress NC Storm Funding
2.387%, 07/01/2037	360,000	299,350
Entergy
2.800%, 06/15/2030	90,000	79,103
Entergy Arkansas
3.350%, 06/15/2052	145,000	107,929
Entergy Louisiana
4.000%, 03/15/2033	110,000	104,187
Exelon
4.050%, 04/15/2030	95,000	91,195
Florida Power & Light
3.950%, 03/01/2048	125,000	108,792
Kentucky Utilities
3.300%, 06/01/2050	160,000	116,189
National Fuel Gas
3.950%, 09/15/2027	135,000	127,803
National Rural Utilities Cooperative Finance
5.450%, 10/30/2025	195,000	198,566
National Rural Utilities Cooperative Finance MTN
1.000%, 10/18/2024	95,000	89,390
NiSource
5.250%, 03/30/2028	825,000	842,648
Northern States Power
2.600%, 06/01/2051	160,000	108,382
Ohio Power
2.600%, 04/01/2030	170,000	148,917
Oklahoma Gas and Electric
0.553%, 05/26/2023	125,000	124,627
Sabine Pass Liquefaction
4.500%, 05/15/2030	110,000	106,514
4.200%, 03/15/2028	425,000	411,665
Sempra Energy
3.300%, 04/01/2025	165,000	160,203
Sempra Global
3.250%, 01/15/2032 (A)	175,000	145,344

The accompanying notes are an integral part of the financial statements.
22

The Advisors’ Inner Circle Fund III	Barrow Hanley
Total Return Bond Fund
April 30, 2023 (Unaudited)

CORPORATE OBLIGATIONS — (continued)

	Face Amount	Value

UTILITIES — (continued)
Southern California Gas
2.550%, 02/01/2030	$120,000	$105,307
Vistra Operations
5.125%, 05/13/2025 (A)	305,000	298,235

		5,016,246

TOTAL CORPORATE OBLIGATIONS (Cost $27,430,404)		26,931,859

MORTGAGE-BACKED SECURITIES — 35.5%

AGENCY MORTGAGE BACKED SECURITIES — 34.7%
FHLMC
5.000%, 11/01/2023 to 11/01/2052	208,347	207,194
4.000%, 06/01/2042 to 04/01/2048	866,585	837,451
3.500%, 09/01/2028 to 01/01/2048	532,549	502,816
3.000%, 11/01/2032 to 11/01/2049	434,636	402,369
2.500%, 06/01/2035 to 05/01/2052	1,964,654	1,727,789
2.000%, 01/01/2041 to 02/01/2052	1,474,418	1,234,883
FNMA
5.500%, 12/01/2035	4,999	5,053
5.000%, 05/01/2040 to 04/01/2053	2,040,713	2,044,200
4.500%, 04/01/2034 to 10/01/2052	1,335,354	1,319,472
4.000%, 11/01/2044 to 09/01/2052	1,936,682	1,863,373
3.500%, 06/01/2037 to 05/01/2052	2,344,717	2,209,936
3.000%, 10/01/2034 to 07/01/2052	2,197,424	1,997,922
2.500%, 11/01/2041 to 02/01/2052	3,382,461	2,945,415
2.000%, 11/01/2035 to 01/01/2052	1,907,853	1,619,230
GNMA
5.000%, 10/15/2039 to 04/20/2053	1,028,448	1,030,505
4.500%, 02/20/2050 to 09/20/2052	413,429	406,190
4.000%, 12/20/2047 to 03/20/2052	634,424	611,104
3.500%, 09/15/2041 to 01/20/2052	410,529	390,976
3.000%, 06/20/2051 to 06/20/2052	1,625,420	1,486,746
2.500%, 04/20/2050 to 04/20/2052	2,178,738	1,927,187

		24,769,811

MORTGAGE-BACKED SECURITIES — (continued)

	Face Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.6%
BX Commercial Mortgage Trust, Ser VOLT, Cl A
5.648%, ICE LIBOR USD 1 Month + 0.700%, 09/15/2036 (A)(B)	$250,000	$241,237
Cold Storage Trust, Ser ICE5, Cl A
5.848%, ICE LIBOR USD 1 Month + 0.900%, 11/15/2037 (A)(B)	201,513	196,964

		438,201

NON-AGENCY MORTGAGE-BACKED SECURITY — 0.2%
Seasoned Loans Structured Transaction Trust, Ser 2020-3, Cl A1C 2.000%, 11/25/2030	144,091	130,089

TOTAL MORTGAGE-BACKED SECURITIES (Cost $25,871,933)		25,338,101

U.S. TREASURY OBLIGATIONS — 18.7%

U.S. Treasury Bonds
2.875%, 05/15/2052	140,000	119,799
2.250%, 05/15/2041	2,600,000	2,073,195
1.750%, 08/15/2041	805,000	585,543
1.375%, 08/15/2050	3,315,000	1,994,309
U.S. Treasury Notes
3.500%, 02/15/2033	1,410,000	1,418,372
1.500%, 01/31/2027	1,150,000	1,064,828
1.500%, 02/15/2030	965,000	851,537
1.250%, 07/31/2023	2,045,000	2,025,029
1.250%, 08/31/2024	495,000	474,195
1.125%, 02/28/2025	2,885,000	2,732,636

TOTAL U.S. TREASURY OBLIGATIONS (Cost $12,962,403)		13,339,443

ASSET-BACKED SECURITIES — 7.1%

AUTOMOTIVE — 4.4%

Ally Auto Receivables Trust, Ser 2022-1, Cl A3
3.310%, 11/15/2026	155,000	151,426
AmeriCredit Automobile Receivables Trust, Ser 2021-1, Cl A3
0.370%, 08/18/2025	112,690	111,089

The accompanying notes are an integral part of the financial statements.
23

The Advisors’ Inner Circle Fund III	Barrow Hanley
Total Return Bond Fund
April 30, 2023 (Unaudited)

ASSET-BACKED SECURITIES — (continued)

	Face Amount	Value

AUTOMOTIVE — (continued)
AmeriCredit Automobile Receivables Trust, Ser 2021-2, Cl A3
0.340%, 12/18/2026	$174,258	$170,062
AmeriCredit Automobile Receivables Trust, Ser 2022-2, Cl A3
4.380%, 04/18/2028	130,000	128,406
Americredit Automobile Receivables Trust, Ser 2023-1, Cl A2A
5.840%, 10/19/2026	300,000	300,674
BMW Vehicle Owner Trust, Ser 2022-A, Cl A3
3.210%, 08/25/2026	80,000	77,961
CarMax Auto Owner Trust, Ser 2023-1, Cl A3
4.750%, 10/15/2027	145,000	145,336
Carvana Auto Receivables Trust, Ser 2020-P1, Cl A3
0.440%, 06/09/2025	45,515	45,202
Ford Credit Auto Lease Trust, Ser 2022-A, Cl A3
3.230%, 05/15/2025	200,000	196,666
Ford Credit Auto Owner Trust, Ser 2021-2, Cl A
1.530%, 05/15/2034 (A)	205,000	184,286
Ford Credit Auto Owner Trust, Ser 2023-A, Cl A3
4.650%, 02/15/2028	260,000	260,514
GM Financial Automobile Leasing Trust, Ser 2022-1, Cl A3
1.900%, 03/20/2025	370,000	360,702
GM Financial Consumer Automobile Receivables Trust, Ser 2020-2, Cl A3
1.490%, 12/16/2024	10,610	10,531
GM Financial Revolving Receivables Trust, Ser 2021-1, Cl A
1.170%, 06/12/2034 (A)	155,000	138,550
Honda Auto Receivables Owner Trust, Ser 2022-1, Cl A3
1.880%, 05/15/2026	165,000	158,349
Mercedes-Benz Auto Lease Trust, Ser 2021-B, Cl A3
0.400%, 11/15/2024	230,218	225,684
Toyota Auto Loan Extended Note Trust, Ser 2020-1A, Cl A
1.350%, 05/25/2033 (A)	215,000	200,567

ASSET-BACKED SECURITIES — (continued)

	Face Amount	Value

AUTOMOTIVE — (continued)
Toyota Auto Receivables Owner Trust, Ser 2020-B, Cl A3
1.360%, 08/15/2024	$28,847	$28,682
Toyota Auto Receivables Owner Trust, Ser 2022-A, Cl A3
1.230%, 06/15/2026	130,000	124,236
Volkswagen Auto Loan Enhanced Trust, Ser 2021-1, Cl A3
1.020%, 06/22/2026	150,000	143,685

		3,162,608

CREDIT CARD — 0.3%

Capital One Multi-Asset Execution Trust, Ser 2021-A1, Cl A1
0.550%, 07/15/2026	210,000	198,909

OTHER ASSET-BACKED SECURITIES — 2.4%

CNH Equipment Trust, Ser 2020-A, Cl A3
1.160%, 06/16/2025	25,015	24,657
CNH Equipment Trust, Ser 2021-A, Cl A3
0.400%, 12/15/2025	134,882	130,176
CNH Equipment Trust, Ser 2023-A, Cl A3
4.810%, 08/15/2028	235,000	236,256
John Deere Owner Trust, Ser 2022-A, Cl A3
2.320%, 09/16/2026	200,000	192,669
John Deere Owner Trust, Ser 2022-B, Cl A3
3.740%, 02/16/2027	215,000	210,756
New Economy Assets Phase 1 Sponsor, Ser 2021-1, Cl A1
1.910%, 10/20/2061 (A)	235,000	204,060
PSNH Funding 3, Ser 2018-1, Cl A1
3.094%, 02/01/2026	39,749	39,331
Taco Bell Funding, Ser 2021-1A, Cl A2II
2.294%, 08/25/2051 (A)	177,750	149,138
Verizon Master Trust, Ser 2021-1, Cl A
0.500%, 05/20/2027	365,000	347,145

The accompanying notes are an integral part of the financial statements.
24

The Advisors’ Inner Circle Fund III	Barrow Hanley
Total Return Bond Fund
April 30, 2023 (Unaudited)

ASSET-BACKED SECURITIES — (continued)

	Face Amount	Value

OTHER ASSET-BACKED SECURITIES — (continued)
Wendy’s Funding, Ser 2021-1A, Cl A2I
2.370%, 06/15/2051 (A)	$176,850	$148,485

		1,682,673

TOTAL ASSET-BACKED SECURITIES (Cost $5,122,326)		5,044,190

SOVEREIGN BOND — 0.2%

PANAMA — 0.2%
Panama Government International Bond
3.160%, 01/23/2030	120,000	105,917

TOTAL SOVEREIGN BOND (Cost $115,229)		105,917

TOTAL INVESTMENTS— 99.2% (Cost $71,502,295)		$70,759,510

Percentages are based on Net Assets of $71,360,184.
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On April 30, 2023, the value of these securities amounted to $4,497,867, representing 6.3% of the Net Assets of the Fund.

(B)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(C)	Perpetual security with no stated maturity date.

Cl — Class

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

MTN — Medium Term Note

PLC — Public Limited Company

Ser — Series

As of April 30, 2023, all of the Fund’s investments were considered Level 2, in accordance with authoritative guidance of fair value measurements and disclosure under U.S. generally accepted accounting principles.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.
25

The Advisors’ Inner Circle Fund III	Barrow Hanley
US Value Opportunities Fund
April 30, 2023 (Unaudited)

SECTOR WEIGHTINGS †

† Percentages are based on total investments.

SCHEDULE OF INVESTMENTS

COMMON STOCK — 98.1%

	Shares	Value

COMMUNICATION SERVICES — 5.6%
Alphabet, Cl C *	12,138	$1,313,574
Comcast, Cl A	30,735	1,271,507
Electronic Arts	11,141	1,418,027
T-Mobile US *	5,737	825,554

		4,828,662

CONSUMER DISCRETIONARY — 9.8%
Aptiv PLC *	14,586	1,500,316
Aramark	37,711	1,308,572
Las Vegas Sands *	33,166	2,117,649
Lithia Motors, Cl A	2,196	485,074
Marriott Vacations Worldwide	6,443	866,970
MGM Resorts International *	23,006	1,033,430
SeaWorld Entertainment *	20,477	1,098,796

		8,410,807

CONSUMER STAPLES — 3.2%
Dollar General	5,885	1,303,292
Philip Morris International	14,804	1,479,956

		2,783,248

ENERGY — 6.9%
Halliburton	38,262	1,253,080
Hess	14,630	2,122,228
Phillips 66	10,063	996,237
Pioneer Natural Resources	7,405	1,610,958

		5,982,503

FINANCIALS — 17.8%
Allstate	9,383	1,086,176
American Express	5,115	825,254
American International Group	19,963	1,058,838
Axis Capital Holdings	16,826	951,342
Berkshire Hathaway, Cl B *	4,541	1,491,946
Chubb	5,328	1,073,912
East West Bancorp	22,186	1,146,794

COMMON STOCK — (continued)

	Shares	Value

FINANCIALS — (continued)
Fidelity National Information Services	23,870	$1,401,646
Jefferies Financial Group	40,048	1,282,737
M&T Bank	9,416	1,184,533
Northern Trust	8,751	683,978
US Bancorp	27,694	949,350
Wells Fargo	19,470	773,933
Willis Towers Watson PLC	6,270	1,452,132

		15,362,571

HEALTH CARE — 12.6%
Avantor *	63,335	1,233,766
CVS Health	13,090	959,628
Elevance Health	2,767	1,296,755
Humana	2,097	1,112,437
LivaNova PLC *	13,743	658,289
Medtronic PLC	14,600	1,327,870
Merck	11,765	1,358,505
Perrigo PLC	36,216	1,346,873
UnitedHealth Group	3,146	1,548,115

		10,842,238

INDUSTRIALS — 15.6%
AECOM	15,683	1,302,473
AerCap Holdings *	19,647	1,107,305
BWX Technologies	24,364	1,573,427
CACI International, Cl A *	4,356	1,364,822
Deere	1,668	630,537
JB Hunt Transport Services	8,479	1,486,284
MDU Resources Group	41,955	1,225,925
Raytheon Technologies	12,205	1,219,279
Southwest Airlines	34,095	1,032,738
Stanley Black & Decker	8,459	730,350
Vertiv Holdings, Cl A	116,392	1,736,569

		13,409,709

INFORMATION TECHNOLOGY — 8.1%
Broadcom	2,827	1,771,115
Cognizant Technology Solutions, Cl A	9,012	538,107
Microchip Technology	15,083	1,100,908
Oracle	17,271	1,635,909
QUALCOMM	9,846	1,150,013
Skyworks Solutions	7,848	831,103

		7,027,155

MATERIALS — 8.0%
Air Products and Chemicals	5,559	1,636,347
Axalta Coating Systems *	49,720	1,569,660
CRH PLC ADR	33,402	1,619,997
DuPont de Nemours	13,273	925,394
Element Solutions	61,178	1,110,381

		6,861,779

The accompanying notes are an integral part of the financial statements.
26

The Advisors’ Inner Circle Fund III	Barrow Hanley
US Value Opportunities Fund
April 30, 2023 (Unaudited)

COMMON STOCK — (continued)

	Shares	Value

REAL ESTATE — 4.8%
Corporate Office Properties Trust	27,028	$618,671
Howard Hughes *	18,296	1,415,562
VICI Properties, Cl A	60,865	2,065,758

		4,099,991

UTILITIES — 5.7%
CenterPoint Energy	42,585	1,297,565
Entergy	11,194	1,204,250
Exelon	27,497	1,166,973
Pinnacle West Capital	16,061	1,260,146

		4,928,934

TOTAL COMMON STOCK
(Cost $74,098,280)		84,537,597

TOTAL INVESTMENTS— 98.1%
(Cost $74,098,280)		$84,537,597

Percentages are based on Net Assets of $86,205,517.
*	Non-income producing security.

ADR — American Depositary Receipt
Cl — Class
PLC — Public Limited Company

As of April 30, 2023, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.
27

The Advisors’ Inner Circle Fund III	April 30, 2023 (Unaudited)

 STATEMENTS OF ASSETS AND LIABILITIES

	Barrow Hanley Concentrated Emerging Markets ESG Opportunities Fund	Barrow Hanley Credit Opportunities Fund	Barrow Hanley Emerging Markets Value Fund	Barrow Hanley Floating Rate Fund
Assets:
Investments in securities at value†	$28,164,899	$75,072,051	$2,655,715	$100,919,340
Affiliated investments at value††	–	26,485,006	–	–
Foreign currency†††	3,303	–	–	–
Cash	266,354	2,100,778	200,837	2,917,250
Receivable for investment securities sold	1,893,630	–	–	3,808,103
Dividends and Interest receivable	57,987	1,171,592	8,217	621,966
Receivable for capital shares sold	14,783	762	786	489
Tax reclaim receivable	3,621	–	503	–
Receivable due from Investment Adviser	–	–	10,791	1,607
Prepaid expenses	18,025	38,722	25,282	81,502

Total Assets	30,422,602	104,868,911	2,902,131	108,350,257

Liabilities:
Payable for investment securities purchased	674,049	175,000	101,648	4,260,020
Unrealized loss on foreign currency spot contracts	1,719	–	19	–
Payable for capital shares redeemed	92,589	–	–	–
Audit fees payable	12,738	19,107	12,738	19,107
Accrued Foreign Capital Gains Tax on Appreciated Securities	–	–	614	–
Investment Adviser fees payable	7,968	24,855	–	–
Payable due to administrator	3,731	12,890	331	12,895
Payable due to trustees	293	–	7	–
Chief Compliance Officer fees payable	23	3,777	–	3,584
Overdraft of Foreign Currency	–	–	3,498	–
Miscellaneous fees payable	–	5,930	11,155	5,680
Shareholder servicing fees payable (Y Shares )	–	–	192	–
Accrued expenses	4,929	8,056	10,752	5,902

Total Liabilities	798,039	249,615	140,954	4,307,188

Net Assets	$29,624,563	$104,619,296	$2,761,177	$104,043,069

† Cost of securities	$27,123,648	$81,511,789	$2,621,228	$103,613,484
†† Cost of affiliated investments	–	27,211,081	–	–
††† Cost of foreign currency	3,287	–	(3,534)	–

Net Assets:
Paid-in Capital	$28,516,134	$114,250,139	$2,756,566	$108,047,098
Total Distributable Earnings/(Loss)	1,108,429	(9,630,843)	4,611	(4,004,029)

Net Assets	$29,624,563	$104,619,296	$2,761,177	$104,043,069

I Shares:
Net Assets	$29,624,563	$104,619,296	$2,663,395	$104,043,069
Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	3,151,933	11,179,593	272,345	10,775,095
Net Asset Value, Offering and Redemption Price Per Share* (Net Assets ÷ Shares Outstanding)	$9.40	$9.36	$9.78	$9.66
Y Shares:
Net Assets	N/A	N/A	$97,782	N/A
Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	N/A	N/A	10,003	N/A
Net Asset Value, Offering and Redemption Price Per Share* (Net Assets ÷ Shares Outstanding)	N/A	N/A	$9.78	N/A

Amounts designated as “—” are $0.

* Redemption price per share may vary depending on the length of time shares are held.

N/A - Not Applicable

The accompanying notes are an integral part of the financial statements.
28

The Advisors’ Inner Circle Fund III	April 30, 2023 (Unaudited)

 STATEMENTS OF ASSETS AND LIABILITIES

	Barrow Hanley International Value Fund	Barrow Hanley Total Return Bond Fund	Barrow Hanley US Value Opportunities Fund
Assets:
Investments in securities at value†	$61,801,399	$70,759,510	$84,537,597
Foreign currency†††	46,917	–	–
Cash	687,132	2,384,254	1,606,356
Receivable for investment securities sold	1,009,646	680,570	210,578
Dividends and Interest receivable	485,077	385,942	79,021
Tax reclaim receivable	43,125	–	6,881
Receivable for capital shares sold	1,017	68	3,711
Receivable due from Investment Adviser	–	8,158	–
Prepaid expenses	23,606	24,627	47,523

Total Assets	64,097,919	74,243,129	86,491,667

Liabilities:
Payable for investment securities purchased	944,631	2,841,386	214,637
Unrealized loss on foreign currency spot contracts	658	–	–
Audit fees payable	12,738	14,012	11,464
Investment Adviser fees payable	22,687	–	20,725
Miscellaneous fees payable	11,022	8,239	7,636
Payable due to administrator	7,720	8,869	10,687
Shareholder servicing fees payable (Y Shares )	198	–	–
Payable due to trustees	157	101	–
Chief Compliance Officer fees payable	–	1,135	3,234
Accrued expenses	10,495	9,203	17,767

Total Liabilities	1,010,306	2,882,945	286,150

Net Assets	$63,087,613	$71,360,184	$86,205,517

† Cost of securities	$58,506,345	$71,502,295	$74,098,280
††† Cost of foreign currency	46,694	–	–

Net Assets:
Paid-in Capital	$59,593,001	$72,587,379	$76,516,222
Total Distributable Earnings/(Loss)	3,494,612	(1,227,195)	9,689,295

Net Assets	$63,087,613	$71,360,184	$86,205,517

I Shares:
Net Assets	$62,979,214	$71,360,184	$86,205,517
Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	5,805,277	7,467,426	8,976,925
Net Asset Value, Offering and Redemption Price Per Share* (Net Assets ÷ Shares Outstanding)	$10.85	$9.56	$9.60
Y Shares:
Net Assets	$108,399	N/A	N/A
Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	10,003	N/A	N/A
Net Asset Value, Offering and Redemption Price Per Share* (Net Assets ÷ Shares Outstanding)	$10.84	N/A	N/A

Amounts designated as “—” are $0.

* Redemption price per share may vary depending on the length of time shares are held.

N/A – Not applicable

The accompanying notes are an integral part of the financial statements.
29

The Advisors’ Inner Circle Fund III	For the period ended April 30, 2023 (Unaudited)

 STATEMENTS OF OPERATIONS

	Barrow Hanley Concentrated Emerging Markets ESG Opportunities Fund	Barrow Hanley Credit Opportunities Fund	Barrow Hanley Emerging Markets Value Fund	Barrow Hanley Floating Rate Fund
Investment Income
Dividend Income	$345,174	$–	$33,634	$–
Interest Income	16,516	2,411,847	1,260	4,961,435
Income from Affiliated Investments	–	1,126,109	–	–
Less: Foreign Taxes Withheld	(49,656)	–	(3,671)	–

Total Investment Income	312,034	3,537,956	31,223	4,961,435

Expenses
Investment Advisory Fees	110,766	301,543	10,929	241,797
Administration Fees	19,836	84,553	2,111	90,667
Trustees’ Fees	1,669	9,505	221	9,665
Chief Compliance Officer Fees	1,173	3,924	332	3,979
Shareholder Servicing Fees (Y Shares)	–	–	72	–
Registration & Filing Fees	21,053	48,914	12,780	117,219
Offering Costs (See Note 2)	14,698	14,698	14,223	14,698
Audit Fees	12,738	19,107	12,738	19,107
Custodian Fees	9,236	4,033	14,746	1,719
Transfer Agent Fees	8,896	14,040	15,410	14,778
Miscellaneous Fees	7,398	8,457	7,180	8,476
Legal Fees	4,235	16,489	1,957	17,048
Printing Fees	3,481	11,953	310	12,158
Pricing Fees	575	13,401	885	9,067
Other Expenses	445	2,159	95	2,352

Total Expenses	216,199	552,776	93,989	562,730

Less:
Investment Advisory Fees Waiver	(91,140)	(163,207)	(10,929)	(240,488)
Reimbursement from Adviser	–	–	(70,552)	–

Net Expenses	125,059	389,569	12,508	322,242

Net Investment Income	186,975	3,148,387	18,715	4,639,193

Net Realized Gain (Loss) on:
Investments	282,036	89,386	27,256	(1,649,096)
Foreign Currency Transactions	(19,159)	–	(443)	–

Net Realized Gain (Loss)	262,877	89,386	26,813	(1,649,096)

Net Unrealized Appreciation (Depreciation) on:
Investments	1,908,006	3,513,480	349,617	4,242,409
Affiliated Securities	–	559,887	–	–
Foreign Capital Gains Tax on Appreciated Securities	–	–	1,882	–
Translation of Other Assets and Liabilities Denominated in Foreign Currencies	(760)	–	176	–

Net Unrealized Appreciation (Depreciation)	1,907,246	4,073,367	351,675	4,242,409

Net Realized and Unrealized Gain	2,170,123	4,162,753	378,488	2,593,313

Net Increase in Net Assets from Operations	$2,357,098	$7,311,140	$397,203	$7,232,506

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.
30

The Advisors’ Inner Circle Fund III	For the period ended April 30, 2023 (Unaudited)

 STATEMENTS OF OPERATIONS

	Barrow Hanley International Value Fund	Barrow Hanley Total Return Bond Fund	Barrow Hanley US Value Opportunities Fund
Investment Income
Dividend Income	$846,069	$–	$946,511
Interest Income	31,255	1,048,731	37,974
Income from Affiliated Investments	–	–	–
Less: Foreign Taxes Withheld	(93,300)	–	–

Total Investment Income	784,024	1,048,731	984,485

Expenses
Investment Advisory Fees	90,565	90,841	267,359
Administration Fees	22,070	43,157	82,250
Trustees’ Fees	1,148	4,071	8,905
Chief Compliance Officer Fees	786	1,967	4,040
Shareholder Servicing Fees (Y Shares)	75	–	–
Transfer Agent Fees	16,012	10,391	14,044
Offering Costs (See Note 2)	14,223	14,698	14,698
Audit Fees	12,738	14,012	11,464
Registration & Filing Fees	11,910	34,519	12,987
Custodian Fees	10,025	2,267	2,012
Miscellaneous Fees	7,136	7,953	7,713
Legal Fees	3,355	8,026	15,922
Printing Fees	1,865	5,771	12,422
Pricing Fees	893	16,942	632
Other Expenses	297	936	2,141

Total Expenses	193,098	255,551	456,589

Less:
Investment Advisory Fees Waiver	(75,680)	(90,841)	(112,293)
Reimbursement from Adviser	–	(73,975)	–

Net Expenses	117,418	90,735	344,296

Net Investment Income	666,606	957,996	640,189

Net Realized Gain (Loss) on:
Investments	354,707	(610,735)	488,350
Foreign Currency Transactions	(9,076)	–	–

Net Realized Gain (Loss)	345,631	(610,735)	488,350

Net Unrealized Appreciation (Depreciation) on:
Investments	3,623,338	3,508,380	1,379,432
Translation of Other Assets and Liabilities Denominated in Foreign Currencies	514	–	–

Net Unrealized Appreciation (Depreciation)	3,623,852	3,508,380	1,379,432

Net Realized and Unrealized Gain	3,969,483	2,897,645	1,867,782

Net Increase in Net Assets from Operations	$4,636,089	$3,855,641	$2,507,971

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.
31

The Advisors’ Inner Circle Fund III

 STATEMENTS OF CHANGES IN NET ASSETS

	Barrow Hanley Concentrated Emerging Markets ESG Opportunities Fund		Barrow Hanley Credit Opportunities Fund
	Six Months Ended April 30, 2023 (Unaudited)	Period Ended October 31, 2022(1)	Six Months Ended April 30, 2023 (Unaudited)	Period Ended October 31, 2022(1)
Operations:
Net Investment Income	$186,975	$110,395	$3,148,387	$3,986,192
Net Realized Gain (Loss)	262,877	(322,271)	89,386	(2,361,664)
Net Unrealized Appreciation (Depreciation)	1,907,246	(999,614)	4,073,367	(10,119,854)

Net Increase (Decrease) in Net Assets Resulting from Operations	2,357,098	(1,211,490)	7,311,140	(8,495,326)

Distributions:
I Shares	(170,927)	—	(3,782,435)	(3,544,896)

Total Distributions	(170,927)	—	(3,782,435)	(3,544,896)

Capital Share Transactions:
I Shares
Issued	23,106,476	6,374,934 †	184,274	127,469,852 †
Reinvestment of Dividends	165,297	—	3,781,529	3,474,020
Redeemed	(996,825)	—	(177,288)	(21,601,574)

Net Increase in Net Assets from I Shares Transactions	22,274,948	6,374,934	3,788,515	109,342,298

Net Increase in Net Assets from Capital Share Transactions	22,274,948	6,374,934	3,788,515	109,342,298

Total Increase in Net Assets	24,461,119	5,163,444	7,317,220	97,302,076
Net Assets:
Beginning of Period	5,163,444	—	97,302,076	—

End of Period	$29,624,563	$5,163,444	$104,619,296	$97,302,076

Share Transactions:
I Shares
Issued	2,591,217	647,813	20,057	12,751,757
Reinvestment of Dividends	18,026	—	416,230	387,357
Redeemed	(105,123)	—	(19,197)	(2,376,611)

Total Increase in I Shares	2,504,120	647,813	417,090	10,762,503

Net Increase in Shares Outstanding	2,504,120	647,813	417,090	10,762,503

†	Includes transfer of assets from the Predecessor Funds.
(1)	The Fund commenced operations on April 12, 2022.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.
32

The Advisors’ Inner Circle Fund III

 STATEMENTS OF CHANGES IN NET ASSETS

	Barrow Hanley Emerging Markets Value Fund		Barrow Hanley Floating Rate Fund
	Six Months Ended April 30, 2023 (Unaudited)	Period Ended October 31, 2022(1)	Six Months Ended April 30, 2023 (Unaudited)	Period Ended October 31, 2022(2)
Operations:
Net Investment Income	$18,715	$58,351	$4,639,193	$3,780,982
Net Realized Gain (Loss)	26,813	(65,309)	(1,649,096)	(544,145)
Net Unrealized Appreciation (Depreciation)	351,675	(317,653)	4,242,409	(6,511,749)

Net Increase (Decrease) in Net Assets Resulting from Operations	397,203	(324,611)	7,232,506	(3,274,912)

Distributions:
I Shares	(65,461)	—	(4,467,948)	(3,068,871)
Y Shares	(2,520)	—	—	—

Total Distributions	(67,981)	—	(4,467,948)	(3,068,871)

Capital Share Transactions:
I Shares
Issued	277,081	2,365,682	16,465,995	121,493,203 †
Reinvestment of Dividends	14,693	—	4,218,299	3,006,719
Redeemed	(916)	—	(28,561,922)	(9,000,000)

Net Increase (Decrease) in Net Assets from I Shares Transactions	290,858	2,365,682	(7,877,628)	115,499,922

Y Shares
Issued	—	100,025	—	—
Reinvestment of Dividends	1	—	—	—

Net Increase in Net Assets from Y Shares Transactions	1	100,025	—	—

Net Increase (Decrease) in Net Assets from Capital Share Transactions	290,859	2,465,707	(7,877,628)	115,499,922

Total Increase (Decrease) in Net Assets	620,081	2,141,096	(5,113,070)	109,156,139
Net Assets:
Beginning of Period	2,141,096	—	109,156,139	—

End of Period	$2,761,177	$2,141,096	$104,043,069	$109,156,139

Share Transactions:
I Shares
Issued	28,186	242,693	1,740,415	12,162,816
Reinvestment of Dividends	1,563	—	446,609	319,530
Redeemed	(97)	—	(2,963,489)	(930,786)

Total Increase (Decrease) in I Shares	29,652	242,693	(776,465)	11,551,560

Y Shares
Issued	—	10,003	—	—

Total Increase in Y Shares	—	10,003	—	—

Net Increase (Decrease) in Shares Outstanding	29,652	252,696	(776,465)	11,551,560

†	Includes transfer of assets from the Predecessor Funds.
(1)	The Fund commenced operations on December 29, 2021.
(2)	The Fund commenced operations on April 12, 2022.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.
33

The Advisors’ Inner Circle Fund III

 STATEMENTS OF CHANGES IN NET ASSETS

	Barrow Hanley International Value Fund		Barrow Hanley Total Return Bond Fund
	Six Months Ended April 30, 2023 (Unaudited)	Period Ended October 31, 2022(1)	Six Months Ended April 30, 2023 (Unaudited)	Period Ended October 31, 2022(2)
Operations:
Net Investment Income	$666,606	$142,836	$957,996	$716,422
Net Realized Gain (Loss)	345,631	(776,272)	(610,735)	(167,073)
Net Unrealized Appreciation (Depreciation)	3,623,852	(328,594)	3,508,380	(4,082,022)

Net Increase (Decrease) in Net Assets Resulting from Operations	4,636,089	(962,030)	3,855,641	(3,532,673)

Distributions:
I Shares	(178,254)	—	(800,185)	(580,835)
Y Shares	(1,193)	—	—	—

Total Distributions	(179,447)	—	(800,185)	(580,835)

Capital Share Transactions:
I Shares
Issued	53,966,563	10,922,844	26,618,561	45,018,694 †
Reinvestment of Dividends	54,772	—	800,185	580,835
Redeemed	(1,413,752)	(4,037,451)	(100,039)	(500,000)

Net Increase in Net Assets from I Shares Transactions	52,607,583	6,885,393	27,318,707	45,099,529

Y Shares
Issued	—	100,025	—	—

Net Increase in Net Assets from Y Shares Transactions	—	100,025	—	—

Net Increase in Net Assets from Capital Share Transactions	52,607,583	6,985,418	27,318,707	45,099,529

Total Increase in Net Assets	57,064,225	6,023,388	30,374,163	40,986,021
Net Assets:
Beginning of Period	6,023,388	—	40,986,021	—

End of Period	$63,087,613	$6,023,388	$71,360,184	$40,986,021

Share Transactions:
I Shares
Issued	5,258,924	1,142,853	2,854,918	4,527,613
Reinvestment of Dividends	5,658	—	85,301	61,894
Redeemed	(134,973)	(467,185)	(10,700)	(51,600)

Total Increase in I Shares	5,129,609	675,668	2,929,519	4,537,907

Y Shares
Issued	—	10,003	—	—

Total Increase in Y Shares	—	10,003	—	—

Net Increase in Shares Outstanding	5,129,609	685,671	2,929,519	4,537,907

†	Includes transfer of assets from the Predecessor Funds.
(1)	The Fund commenced operations on December 29, 2021.
(2)	The Fund commenced operations on April 12, 2022.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.
34

The Advisors’ Inner Circle Fund III

 STATEMENTS OF CHANGES IN NET ASSETS

	Barrow Hanley US Value Opportunities Fund
	Six Months Ended April 30, 2023 (Unaudited)	Period Ended October 31, 2022(1)
Operations:
Net Investment Income	$640,189	$660,315
Net Realized Gain (Loss)	488,350	(1,140,997)
Net Unrealized Appreciation (Depreciation)	1,379,432	(4,259,154)

Net Increase (Decrease) in Net Assets Resulting from Operations	2,507,971	(4,739,836)

Distributions:
I Shares	(1,397,879)	—

Total Distributions	(1,397,879)	—

Capital Share Transactions:
I Shares
Issued	1,518,848	138,315,751 †
Reinvestment of Dividends	963,958	—
Redeemed	(21,693,600)	(29,269,696)

Net Increase (Decrease) in Net Assets from I Shares Transactions	(19,210,794)	109,046,055

Net Increase (Decrease) in Net Assets from Capital Share Transactions	(19,210,794)	109,046,055

Total Increase (Decrease) in Net Assets	(18,100,702)	104,306,219
Net Assets:
Beginning of Period	104,306,219	—

End of Period	$86,205,517	$104,306,219

Share Transactions:
I Shares
Issued	156,859	14,071,581
Reinvestment of Dividends	100,363	—
Redeemed	(2,223,995)	(3,127,883)

Total Increase (Decrease) in I Shares	(1,966,773)	10,943,698

Net Increase (Decrease) in Shares Outstanding	(1,966,773)	10,943,698

†	Includes transfer of assets from the Predecessor Funds.
(1)	The Fund commenced operations on April 12, 2022.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.
35

The Advisors’ Inner Circle Fund III

 FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout each Period

	Net Asset Value, Beginning of Period	Net Investment Income*	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Distributions from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets (including waivers and reimbursements)	Ratio of Expenses to Average Net Assets (excluding waivers and reimbursements)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover†
Barrow Hanley Concentrated Emerging Markets ESG Opportunities Fund
I Shares
2023@	$7.97	$0.07	$1.43	$1.50	$(0.07)	$–	$(0.07)	$9.40	18.78%	$29,625	1.05%	1.82%	1.57%	22%
2022(1)	10.00	0.19	(2.22)	(2.03)	–	–	–	7.97	(20.30)	5,163	1.05	4.62	3.76	59
Barrow Hanley Credit Opportunities Fund
I Shares
2023@	$9.04	$0.29	$0.38	$0.67	$(0.35)	$–	$(0.35)	$9.36	7.55%	$104,619	0.78%	1.10%	6.26%	6%
2022(1)	10.00	0.33	(1.00)	(0.67)	(0.29)	–	(0.29)	9.04	(6.63)	97,302	0.78	1.11	6.19	29
Barrow Hanley Emerging Markets Value Fund
I Shares
2023@	$8.47	$0.07	$1.51	$1.58	$(0.27)	$–	$(0.27)	$9.78	18.75%	$2,663	0.99%	7.47%	1.49%	29%
2022(2)	10.00	0.29	(1.82)	(1.53)	–	–	–	8.47	(15.30)	2,056	0.99	14.67	3.55	40
Y Shares
2023@	$8.46	$0.07	$1.50	$1.57	$(0.25)	$–	$(0.25)	$9.78	18.70%	$98	1.14%	7.62%	1.37%	29%
2022(2)	10.00	0.28	(1.82)	(1.54)	–	–	–	8.46	(15.40)	85	1.14	14.82	3.45	40
Barrow Hanley Floating Rate Fund
I Shares
2023@	$9.45	$0.41	$0.22	$0.63	$(0.42)	$–	$(0.42)	$9.66	6.87%	$104,043	0.60%	1.05%	8.63%	26%
2022(1)	10.00	0.33	(0.61)	(0.28)	(0.27)	–	(0.27)	9.45	(2.81)	109,156	0.60	1.02	6.10	9
Barrow Hanley International Value Fund
I Shares
2023@	$8.78	$0.25	$1.96	$2.21	$(0.14)	$–	$(0.14)	$10.85	25.35%	$62,979	0.86%	1.41%	4.87%	29%
2022(2)	10.00	0.23	(1.45)	(1.22)	–	–	–	8.78	(12.20)	5,935	0.86	5.16	2.89	105
Y Shares
2023@	$8.77	$0.12	$2.07	$2.19	$(0.12)	$–	$(0.12)	$10.84	25.13%	$109	1.01%	1.98%	2.50%	29%
2022(2)	10.00	0.23	(1.46)	(1.23)	–	–	–	8.77	(12.30)	88	1.01	8.99	2.79	105
Barrow Hanley Total Return Bond Fund
I Shares
2023@	$9.03	$0.17	$0.49	$0.66	$(0.13)	$–	$(0.13)	$9.56	7.38%	$71,360	0.35%	0.98%	3.69%	70%
2022(1)	10.00	0.17	(1.00)	(0.83)	(0.14)	–	(0.14)	9.03	(8.38)	40,986	0.35	1.16	3.13	20
Barrow Hanley US Value Opportunities Fund
I Shares
2023@	$9.53	$0.06	$0.15	$0.21	$(0.10)	$(0.04)	$(0.14)	$9.60	2.14%	$86,206	0.71%	0.94%	1.32%	17%
2022(1)	10.00	0.07	(0.54)	(0.47)	–	–	–	9.53	(4.70)	104,306	0.71	0.99	1.28	47

@	For the six months ended April 30, 2023 (Unaudited). All ratios for the period have been annualized.
*	Per unit data calculated using average units method.
†

Total return and portfolio turnover are for the period indicated and have not been annualized. Total return would have been lower had the Adviser not waived a portion of its fee. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1)	Commenced operations on April 12, 2022. All ratios for the period have been annualized.
(2)	Commenced operations on December 29, 2021. All ratios for the period have been annualized.

The accompanying notes are an integral part of the financial statements.
36

The Advisors’ Inner Circle Fund III	April 30, 2023

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. Organization:

The Advisors’ Inner Circle Fund III (the “Trust”) is organized as a Delaware statutory trust under an Agreement and Declaration of Trust dated December 4, 2013. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 65 funds. The financial statements herein are those of the Barrow Hanley Concentrated Emerging Markets ESG Opportunities Fund (the “Concentrated Emerging Markets ESG Opportunities Fund”), Barrow Hanley Credit Opportunities Fund (the “Credit Opportunities Fund”), Barrow Hanley Emerging Markets Value Fund (the “Emerging Markets Value Fund”), Barrow Hanley Floating Rate Fund (the “Floating Rate Fund”), Barrow Hanley International Value Fund (the “International Value Fund”), Barrow Hanley Total Return Bond Fund (the “Total Return Bond Fund”), and Barrow Hanley US Value Opportunities Fund (the “US Value Opportunities Fund”) (each a “Fund” and collectively, the “Funds”). The investment objective of Concentrated Emerging Markets ESG Opportunities Fund is to seek long term capital appreciation and consistent income. The investment objective of Credit Opportunities Fund and Floating Rate Fund is to seek to maximize total return, consistent with preservation of capital. The investment objective of Emerging Markets Value is to seek long term capital appreciation and consistent income from dividends. The investment objective of International Value Fund is to seek to obtain higher returns compared to the MSCI EAFE Index, while maintaining lower risk. The investment objective of Total Return Bond Fund is to seek to provide maximum long-term total return. The investment objective of US Value Opportunities Fund is to seek to achieve risk-adjusted equity returns in excess of the Fund’s benchmark over multiple year time periods. Each of the Funds is classified as diversified, as that term is defined under the Investment Company Act of 1940, as amended (the “1940 Act”). Perpetual US Services LLC, doing business as PGIA serves as the Funds’ investment adviser (the “Adviser”). The Emerging Markets Value Fund and International Value Fund commenced operations on December 29, 2021 and currently offer I Shares and Y Shares. The Concentrated Emerging Markets ESG Opportunities Fund, Credit Opportunities Fund, Floating Rate Fund, Total Return Bond Fund, and US Value Opportunities Fund commenced operations on April 12, 2022 and currently offer I Shares. Y Shares of each Fund are currently not available for purchases. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated and a shareholder’s interest is limited to the fund in which shares are held.

Each Fund is the successor to the fund listed opposite its name in the table below (each a “Predecessor Fund”). Each Predecessor Fund was a private fund managed by the Sub-Adviser using investment objectives, strategies, policies and restrictions that were in all material respects equivalent to those used by the Sub-Adviser to manage the Predecessor Fund’s corresponding Fund. Each Predecessor Fund dissolved and reorganized into the I Shares and Y Shares of each Fund on April 12, 2022. All of the assets of the Predecessor Funds were transferred in-kind to the Funds in connection with the reorganization.

Fund	Predecessor Fund
Concentrated Emerging Markets ESG Opportunities Fund	Barrow, Hanley, Mewhinney & Strauss LLC Concentrated Emerging Markets Fund
Credit Opportunities Fund	Barrow, Hanley, Mewhinney & Strauss LLC High Yield Fixed Income Fund
Floating Rate Fund	Barrow, Hanley, Mewhinney & Strauss LLC Bank Loan Fund
Total Return Bond Fund	Barrow, Hanley, Mewhinney & Strauss LLC Core Fixed Income Fund
US Value Opportunities Fund	Barrow, Hanley, Mewhinney & Strauss LLC Diversified Large Cap Value Fund[1]

1 On April 12, 2022, the Barrow, Hanley, Mewhinney & Strauss LLC Large Cap Value Fund, another private fund managed by the sub-adviser, also contributed its assets to the US Value Opportunities Fund and subsequently dissolved.

2. Significant Accounting Policies:

The following are significant accounting policies, which are consistently followed in the preparation of its financial statements of the Funds. The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

37

The Advisors’ Inner Circle Fund III	April 30, 2023

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market (the “NASDAQ”)), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. On the first day a new debt security purchase is recorded, if a price is not available on the automated pricing feeds from our primary and secondary pricing vendors nor is it available from an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Trusts’ Fair Value Procedures until an independent source can be secured. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value provided that it is determined the amortized cost continues to approximate fair value. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Securities for which market prices are not “readily available” are required to be fair valued under the 1940 Act.

In December 2020, the SEC adopted Rule 2a-5 under the 1940 Act, establishing requirements to determine fair value in good faith for purposes of the 1940 Act. The rule permits fund boards to designate a fund’s investment adviser to perform fair-value determinations, subject to board oversight and certain other conditions. The rule also defines when market quotations are “readily available” for purposes of the 1940 Act and requires a fund to fair value a portfolio investment when a market quotation is not readily available. The SEC also adopted new Rule 31a-4 under the 1940 Act, which sets forth recordkeeping requirements associated with fair-value determinations. The compliance date for Rule 2a-5 and Rule 31a-4 was September 8, 2022.

Effective September 8, 2022, and pursuant to the requirements of Rule 2a-5, the Trust’s Board of Trustees (the “Board”) designated the Adviser as the Board’s valuation designee to perform fair-value determinations for the Funds through a Fair Value Committee (the Committee”) established by the Adviser and approved new Adviser Fair Value Procedures for the Funds. Prior to September 8, 2022, fair-value determinations were performed in accordance with the Trust’s Fair Value Procedures established by the Funds’ Board of Trustees and were implemented through a Fair Value Committee designated by the Board.

Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

The Funds use Intercontinental Exchange Data Pricing & reference Data LLC. (“ICE”) as a third party fair valuation vendor. ICE provides a fair value for foreign securities held by the Funds based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by ICE in the event that there is a movement in the U.S. market that exceeds a specific threshold that has been established by the Committee. The Committee has also established a “confidence interval” which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In

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The Advisors’ Inner Circle Fund III	April 30, 2023

the event that the threshold established by the Committee is exceeded on a specific day, the Funds value the non-U.S. securities in their portfolios that exceed the applicable “confidence interval” based upon the fair values provided by ICE. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by ICE are not reliable, the Adviser contacts the Funds Administrator and requests that a meeting of the Committee be held.

If a local market in which the Funds own securities is closed for one or more days, the Funds shall value all securities held in the corresponding currency based on the fair value prices provided by ICE using the predetermined confidence interval discussed above.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under ASC 820 are described below:

Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with the Adviser’s pricing procedures, etc.); and

Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

The unobservable inputs used to determine fair value of recurring Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

Federal Income Taxes — It is each Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its income to shareholders. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more likely- than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions deemed to meet the more-likely-than-not threshold are recorded as a tax benefit in the current period. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the open tax year ends, since inception), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the period ended April 30, 2023, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, the Funds did not incur any interest or penalties.

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The Advisors’ Inner Circle Fund III	April 30, 2023

Security Transactions and Investment Income — Security transactions are accounted for on trade date for financial reporting purposes. Dividend income and expense are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Funds are informed of the dividend if such information is obtained subsequent to the ex-dividend date. Costs used in determining realized gains and losses on the sales of investment securities are based on specific identification. Interest income is recognized on an accrual basis from settlement date. Discounts and premiums on securities purchased are accreted and amortized using the effective interest method. Realized gains (losses) on paydowns of mortgage-backed and asset-backed securities are recorded as an adjustment to interest income.

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statements of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid.

Cash — Idle cash may be swept into various time deposit accounts and money market sweep accounts and is classified as cash on the Statements of Assets and Liabilities. The Funds maintain cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts invested are available on the same business day.

Expenses — Expenses of the Trust that can be directly attributed to a particular Fund are borne by that Fund. Expenses which cannot be directly attributed to a Fund are apportioned among the Funds of the Trust based on the number of funds and/or relative net assets.

Dividends and Distributions to Shareholders — The Funds will distribute substantially all of their net investment income and net realized capital gains, if any, at least annually. All distributions are recorded on ex-dividend date.

Investments in REITs — Dividend income from Real Estate Investment Trusts (“REIT”) is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Redemption Fees — The Concentrated Emerging Markets ESG Opportunities Fund, Credit Opportunities Fund, Emerging Markets Value Fund, Floating Rate Fund, International Value Fund, Total Return Bond Fund, and US Value Opportunities Fund retain a redemption fee of 1.00% on redemptions of capital shares held for less than thirty days. For the periods ended April 30, 2023 and October 31, 2022, no redemption fees were charged.

Deferred Offering Costs — Offering costs of the Funds, including costs of printing the initial prospectus, legal, and registration fees, are amortized to expense over a twelve month period. As of April 30, 2023, the Funds’ offering costs have been fully amortized.

3. Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

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The Advisors’ Inner Circle Fund III	April 30, 2023

A portion of the services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

4. Administration, Distribution, Shareholder Servicing, Transfer Agent and Custody Agreements:

The Funds and SEI Investments Global Fund Services (the “Administrator”) are parties to an Administration Agreement under which the Administrator provides management and administrative services to the Funds. For these services, the Administrator is paid an asset-based fee, which will vary depending on the number of share classes and the average daily net assets of the Funds.

For the period ended April 30, 2023, the Funds were charged the following for these services:

Administration Fees
Concentrated Emerging Markets ESG Opportunities Fund	$19,836
Credit Opportunities Fund	84,553
Emerging Markets Value Fund	2,111
Floating Rate Fund	90,667
International Value Fund	22,070
Total Return Bond Fund	43,157
US Value Opportunities Fund	82,250

The Trust and the Distribution are parties to a Distribution Agreement. The Distributor receives no fees under the agreement.

The Funds have adopted a shareholder servicing plan that provides that the Funds may pay financial intermediaries for shareholder services in an annual amount not to exceed 0.15% based on the average daily net assets of the Funds’ Y Shares. The Funds do not pay these service fees on shares purchased directly. In addition to payments made directly to financial intermediaries by the Funds, the Adviser or its affiliates may, at their own expense, pay financial intermediaries for these and other services to the Funds’ shareholders.

Atlantic Shareholder Services, LLC serves as the transfer agent (the “Transfer Agent”) and dividend disbursing agent for the Funds under a transfer agency agreement.

Brown Brothers Harriman & Co. serves as custodian (the “Custodian”) for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased and sold by the Funds.

5. Investment Advisory Agreements and Sub-Advisory Agreements:

The Trust and the Adviser have entered into an investment advisory agreement (the “Advisory Agreement”) with respect to the Funds. Under the Advisory Agreement, the Adviser serves as the investment adviser and makes investment decisions for each Fund and continuously reviews, supervises and administers the investment program of each Fund, subject to the supervision of, and policies established by, the Board.

Advisory Fee Rate
Concentrated Emerging Markets ESG Opportunities Fund	0.93%

Credit Opportunities Fund	0.60%

Emerging Markets Value Fund	0.87%

Floating Rate Fund	0.45%

International Value Fund	0.66%

Total Return Bond Fund	0.35%

US Value Opportunities Fund	0.55%

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The Advisors’ Inner Circle Fund III	April 30, 2023

For each Fund, the Adviser has contractually agreed to waive fees and/or reimburse expenses to the extent necessary to keep total annual Fund operating expenses (excluding interest, taxes, brokerage commissions and other costs and expenses relating to the securities that are purchased and sold by the Fund, shareholder servicing fees, other expenditures which are capitalized in accordance with generally accepted accounting principles, other non-routine expenses, such as litigation, and acquired fund fees and expenses in the case of the Concentrated Emerging Markets ESG Opportunities Fund, Emerging Markets Value Fund, Floating Rate Fund, International Value Fund, Total Return Bond Fund, and US Value Opportunities Fund (collectively, “excluded expenses”)) from exceeding certain levels as set forth below until February 28, 2024 (each, a “contractual expense limit”). This agreement will terminate automatically upon the termination of the Funds’ investment advisory agreement and may be terminated: (i) by the Board, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on February 28, 2024. The contractual expense limitations for the Funds are as follows:

	I Shares	Y shares
Concentrated Emerging Markets ESG Opportunities Fund	1.05%	1.05%

Credit Opportunities Fund	0.78%	0.78%

Emerging Markets Value Fund	0.99%	0.99%

Floating Rate Fund	0.60%	0.60%

International Value Fund	0.86%	0.86%

Total Return Bond Fund	0.35%	0.35%

US Value Opportunities Fund	0.71%	0.71%

In addition, if at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Board may permit the Adviser to retain the difference between the Total Annual Fund Operating Expenses and the expense caps listed above to recapture all or a portion of its prior fee reductions or reimbursements made during the preceding three-year period.

For the period ended April 30, 2023, the amounts subject to recapture are below:

	Amount Subject to Repayment

	Expires April 30, 2025	Expires April 30, 2026	Total
Concentrated Emerging Markets ESG Opportunities Fund	$8,347	$187,726	$196,073

Credit Opportunities Fund	13,632	360,729	374,361

Emerging Markets Value Fund	205,694	101,012	306,706

Floating Rate Fund	15,507	482,644	498,151

International Value Fund	100,147	190,986	291,133

Total Return Bond Fund	13,765	335,843	349,608

US Value Opportunities Fund	11,336	244,023	255,359

The Adviser further has agreed contractually to waive its investment advisory fee payable by the Credit Opportunities Fund in the amount of the investment advisory fee the Adviser receives from the Floating Rate Fund attributable to the assets of the Credit Opportunities Fund invested in the Floating Rate Fund until February 28, 2024. This agreement will terminate automatically upon the termination of the Fund’s investment advisory agreement and may be terminated: (i) by the Board for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on February 28, 2024.

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The Advisors’ Inner Circle Fund III	April 30, 2023

Barrow, Hanley, Mewhinney & Strauss, LLC, (“Barrow Hanley” or the “Sub-Adviser”), located at 2200 Ross Avenue, 31st Floor, Dallas, TX 75201, serves as a sub-adviser to the Funds. Barrow Hanley, a Delaware limited liability company, is registered as an investment adviser with the SEC and was founded in 1979. Barrow Hanley provides investment advisory services to large institutional clients, mutual funds, employee benefit plans, endowments, foundations, limited liability companies and other institutions and individuals. Barrow Hanley is an indirect subsidiary of Perpetual Limited, a public company listed on the Australian Stock Exchange.

The Sub-Adviser will be responsible for the day-to-day management of each Funds’ investment portfolio in accordance with the investment policies and guidelines of the Funds subject to the general oversight of the Adviser.

The provision of investment advisory services by the Sub-Adviser is governed by an individual investment sub-advisory agreement between the Sub-Adviser and the Adviser (“the Sub-Advisory Agreement”). Under the Sub-Advisory Agreement, the Sub-Adviser is responsible for the day-to-day management of the Funds, makes investment decisions for the Funds and administers the investment program of the Funds, subject to the supervision of, and policies established by, the Adviser and the Board.

After the initial two-year term, the continuance of the Sub-Advisory Agreement must be specifically approved at least annually: (i) by the vote of the Trustees or by a vote of the majority of the outstanding voting securities of the Fund and (ii) by the vote of a majority of the Trustees who are not parties to the Sub-Advisory Agreement or “interested persons” of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Sub-Advisory Agreement will terminate automatically in the event of its assignment or in the event of the termination of the Advisory Agreement, and is terminable at any time without penalty by the Board.

For the services provided pursuant to the Sub-Advisory Agreement, the Sub-Adviser receives an annual fee from the Adviser at the following annual rates based on 50% of the advisory fee rate for each Fund:

Sub-Adviser Fee Rate
Concentrated Emerging Markets ESG Opportunities Fund	0.465%
Credit Opportunities Fund	0.30%
Emerging Markets Value	0.435%
Floating Rate Fund	0.225%
International Value	0.33%
Total Return Bond Fund	0.175%
US Value Opportunities Fund	0.275%

6. Investment Transactions:

For the period ended April 30, 2023, the purchases and sales of investment securities other than short-term investments and in-kinds were as follows:

	U.S. Gov’t	Other	Total
Concentrated Emerging Markets ESG Opportunities Fund
Purchases	$–	$25,991,439	$25,991,439
Sales	–	5,147,116	5,147,116
Credit Opportunities Fund
Purchases	–	9,277,359	9,277,359
Sales	–	5,247,581	5,247,581
Emerging Markets Value Fund
Purchases	–	846,494	846,494
Sales	–	700,554	700,554

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The Advisors’ Inner Circle Fund III	April 30, 2023

	U.S. Gov’t	Other	Total
Floating Rate Fund
Purchases	$–	$8,761,235	$8,761,235
Sales	–	4,969,780	4,969,780
International Value Fund
Purchases	–	59,325,028	59,325,028
Sales	–	7,393,398	7,393,398
Total Return Bond Fund
Purchases	37,273,229	22,702,103	59,975,332
Sales	24,238,200	10,902,089	35,140,289
US Value Opportunities Fund
Purchases	–	16,328,585	16,328,585
Sales	–	29,917,377	29,917,377

7. Federal Tax Information:

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent in nature. Certain permanent differences are charged or credited to distributable earnings or paid in capital as appropriate, in the period that the differences arise.

The tax character of dividends and distributions declared during the fiscal year ended October 31, 2022 were as follows:

	Ordinary Income	Long-Term Capital Gain	Return of Capital	Total
Credit Opportunities Fund
2022	$3,544,896	$–	$–	$3,544,896
Floating Rate Fund
2022	3,068,871	–	–	3,068,871
Total Return Bond Fund
2022	580,835	–	–	580,835

As of October 31, 2022, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Other Temporary Differences	Total Distributable Earnings (Accumulated Losses)
Concentrated Emerging Markets ESG Opportunities Fund	$115,421	$–	$(318,291)	$(874,875)	$3	$(1,077,742)
Credit Opportunities Fund	441,296	–	(2,188,057)	(11,412,787)	–	(13,159,548)
Emerging Markets Value Fund	55,236	–	(62,096)	(317,751)	–	(324,611)
Floating Rate Fund	690,247	–	(459,562)	(6,999,274)	2	(6,768,587)
International Value Fund	159,466	–	(322,605)	(798,042)	(849)	(962,030)
Total Return Bond Fund	112,930	–	(109,291)	(4,286,289)	(1)	(4,282,651)
US Value Opportunities Fund	664,338	368,045	–	7,546,820	–	8,579,203

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The Advisors’ Inner Circle Fund III	April 30, 2023

The Funds have capital losses carried forward as follows:

	Short-Term Loss	Long-Term Loss	Total
Concentrated Emerging Markets ESG Opportunities Fund	$261,262	$57,029	$318,291
Credit Opportunities Fund	516,782	1,671,275	2,188,057
Emerging Markets Value Fund	62,096	–	62,096
Floating Rate Fund	262,896	196,666	459,562
International Value Fund	322,605	–	322,605
Total Return Bond Fund	49,686	59,605	109,291

For Federal income tax purposes, the difference between Federal tax cost and book cost primarily relates to wash sale transactions. The Federal tax cost and aggregate gross unrealized appreciation and depreciation for investments held by Funds at April 30, 2023, were as follows:

	Federal Tax Cost	Appreciated Securities	Depreciated Securities	Net Unrealized Appreciation/ (Depreciation)
Concentrated Emerging Markets ESG Opportunities Fund	$27,123,648	$2,168,989	$(1,127,738)	$1,041,251
Credit Opportunities Fund	108,722,870	1,005,041	(8,170,854)	(7,165,813)
Emerging Markets Value Fund	2,621,228	241,761	(207,274)	34,487
Floating Rate Fund	103,613,484	2,250,675	(4,944,819)	(2,694,144)
International Value Fund	58,506,345	4,370,345	(1,075,291)	3,295,054
Total Return Bond Fund	71,502,295	673,735	(1,416,520)	(742,785)
US Value Opportunities Fund	74,098,280	13,529,481	(3,090,164)	10,439,317

8. Concentration of Risks:

As with all mutual funds, there is no guarantee that the Funds will achieve their investment objectives. You could lose money by investing in the Funds. A Fund share is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency. The principal risk factors affecting shareholders’ investments in the Funds are set forth below.

Credit Risk – The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Interest Rate Risk – As with most funds that invest in fixed income securities, changes in interest rates could affect the value of your investment. Rising interest rates tend to cause the prices of fixed income securities (especially those with longer maturities and lower credit qualities) and the Fund’s share price to fall. Very low or negative interest rates may prevent the Fund from generating positive returns and may increase the risk that if followed by rising interest rates the Fund’s performance will be negatively impacted.

Fixed Income Securities Risk – The prices of the Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund’s fixed income securities will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associated with rising rates are heightened. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets.

Corporate Fixed Income Securities Risk – The prices of the Fund’s corporate fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness and business prospects of individual issuers.

Commercial Paper Risk – Commercial paper is a short-term obligation with a maturity generally ranging from one to 270 days and is issued by U.S. or foreign companies or other entities in order to finance their current operations. Such investments are

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The Advisors’ Inner Circle Fund III	April 30, 2023

unsecured and usually discounted from their value at maturity. The value of commercial paper may be affected by changes in the credit rating or financial condition of the issuing entities and will tend to fall when interest rates rise and rise when interest rates fall. Asset-backed commercial paper may be issued by structured investment vehicles or other conduits that are organized to issue the commercial paper and to purchase trade receivables or other financial assets. The repayment of asset-backed commercial paper depends primarily on the cash collections received from such an issuer’s underlying asset portfolio and the issuer’s ability to issue new asset-backed commercial paper.

Equity Risk – Since it purchases equity securities, the Fund is subject to the risk that stock prices may fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund’s securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility. Common stock is generally subordinate to preferred stock and debt securities with respect to the payment of dividends and upon the liquidation or bankruptcy of the issuing company.

Emerging Markets Securities Risk – The Fund’s investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies. Due to the differences in the nature and quality of financial information of issuers of emerging market securities, including auditing and financial reporting standards, financial information and disclosures about such issuers may be unavailable or, if made available, may be considerably less reliable than publicly available information about other foreign securities.

Custody Risk – Custody risk refers to the risks inherent in the process of clearing and settling trades and to the holding of securities, cash and other assets by local banks, agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle, and governments or trade groups may compel local agents to hold securities in designated depositories that may not be subject to independent evaluation. Communications between the U.S. and emerging market countries may be unreliable, increasing the risk of delayed settlements or losses of security certificates. Practices in relation to the settlement of securities transactions in emerging markets involve higher risks than those in developed markets. In addition, the laws of certain countries may put limits on the Fund’s ability to recover its assets if a foreign bank or depository or issuer of a security or an agent of any of the foregoing goes bankrupt. The Fund would absorb any loss resulting from such custody problems and may have no successful claim for compensation.

Foreign Company Risk – Investing in foreign companies, including direct investments and investments through ADRs, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the “SEC”) and foreign companies are generally not subject to the same level of regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the Fund’s portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers and foreign markets and securities may be less liquid. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund.

Foreign Currency Risk – Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, in which case the dollar value of the Fund’s investments in securities denominated in, and/or receiving revenues in, foreign currencies, would be adversely affected.

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The Advisors’ Inner Circle Fund III	April 30, 2023

Geographic Focus Risk – To the extent that it focuses its investments in a particular country or geographic region, the Fund may be more susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within that country or geographic region. As a result, the Fund may be subject to greater price volatility and risk of loss than a fund holding more geographically diverse investments.

Risk of Investing in China – The Chinese economy is generally considered an emerging market and can be significantly affected by economic and political conditions and policy in China and surrounding Asian countries. A relatively small number of Chinese companies represents a large portion of China’s total market and thus may be more sensitive to adverse political or economic circumstances and market movements. The economy of China differs, often unfavorably, from the U.S. economy in such respects as structure, general development, government involvement, wealth distribution, rate of inflation, growth rate, allocation of resources and capital reinvestment, among others. Under China’s political and economic system, the central government has historically exercised substantial control over virtually every sector of the Chinese economy through administrative regulation and/or state ownership. In addition, expropriation, including nationalization, confiscatory taxation, political, economic or social instability or other developments could adversely affect and significantly diminish the values of the Chinese companies in which the Fund invests. The Fund may invest in shares of Chinese companies traded on stock markets in China or Hong Kong. These stock markets have recently experienced high levels of volatility, which may continue in the future. The Hong Kong stock market may behave differently from the China stock markets and there may be little to no correlation between the performance of the Hong Kong stock market and the China stock markets.

Stock Connect Investing Risk – Trading through Stock Connect is subject to a number of restrictions that may affect the Fund’s investments and returns. For example, trading through Stock Connect is subject to daily quotas that limit the maximum daily net purchases on any particular day, which may restrict or preclude the Fund’s ability to invest in China A Shares through Stock Connect. In addition, investments made through Stock Connect are subject to trading, clearance and settlement procedures that are relatively untested, which could pose risks to the Fund. Moreover, China A Shares purchased through Stock Connect generally may not be sold, purchased or otherwise transferred other than through Stock Connect in accordance with applicable rules. A primary feature of Stock Connect is the application of the home market’s laws and rules applicable to investors in China A Shares. Therefore, the Fund’s investments in China A Shares purchased through Stock Connect are generally subject to Chinese securities regulations and listing rules, among other restrictions. While overseas investors currently are exempt from paying capital gains or value added taxes on income and gains from investments in China A Shares purchased through Stock Connect, these tax rules could be changed, which could result in unexpected tax liabilities for the Fund. Stock Connect will only operate on days when both the China and Hong Kong markets are open for trading and when banks in both markets are open on the corresponding settlement days. There may be occasions when the Fund may be subject to the risk of price fluctuations of China A Shares during the time when Stock Connect is not trading. Stock Connect is a relatively new program. Further developments are likely and there can be no assurance as to the program’s continued existence or whether future developments regarding the program may restrict or adversely affect the Fund’s investments or returns. In addition, the application and interpretation of the laws and regulations of Hong Kong and China, and the rules, policies or guidelines published or applied by relevant regulators and exchanges in respect of Stock Connect are uncertain, and they may have a detrimental effect on the Fund’s investments and returns.

Large Capitalization Risk – The risk that larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rates of successful smaller companies.

Small and Medium Capitalization Risk – The risk that small and medium capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small capitalization and medium capitalization stocks may be more volatile than those of larger companies. Small capitalization and medium capitalization stocks may be traded OTC. OTC stocks may trade less frequently and in smaller volume than exchange listed stocks and may have more price volatility than that of exchange-listed stocks.

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The Advisors’ Inner Circle Fund III	April 30, 2023

Depositary Receipts Risk – While ADRs provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs continue to be subject to many of the risks associated with investing directly in foreign securities. Investments in ADRs may be less liquid and more volatile than the underlying securities in their primary trading market. If an ADR is denominated in a different currency than its underlying securities, the Fund will be subject to the currency risk of both the investment in the ADR and the underlying security. Holders of ADRs may have limited or no rights to take action with respect to the underlying securities or to compel the issuer of the receipts to take action. The prices of ADRs may differ from the prices of securities upon which they are based. U.S. Government Securities Risk – The Fund’s investment in U.S. government obligations may include securities issued or guaranteed as to principal and interest by the U.S. government, or its agencies or instrumentalities. Payment of principal and interest on U.S. government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. There can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so. In addition, U.S. government securities are not guaranteed against price movements due to changing interest rates.

Inflation Protected Securities Risk – The value of inflation protected securities, including TIPS, will generally fluctuate in response to changes in “real” interest rates, generally decreasing when real interest rates rise and increasing when real interest rates fall. Real interest rates represent nominal (or stated) interest rates reduced by the expected impact of inflation. In addition, interest payments on inflation-indexed securities will generally vary up or down along with the rate of inflation.

Municipal Bonds Risk – The Fund could be impacted by events in the municipal securities market. Negative events, such as severe fiscal difficulties, bankruptcy, an economic downturn, unfavorable legislation, court rulings or political developments could adversely affect the ability of municipal issuers to repay principal and to make interest payments.

Bank Loans Risk – Investments in bank loans (through both assignments and participations) are generally subject to the same risks as investments in other types of debt instruments, including, in many cases, investments in high yield bonds. There may be limited public information available regarding bank loans and bank loans may be difficult to value. If the Fund holds a bank loan through another financial institution, or relies on a financial institution to administer the loan, its receipt of principal and interest on the loan may be subject to the credit risk of that financial institution. It is possible that collateral securing a loan, if any, may be insufficient or unavailable to the Fund, and that the Fund’s rights to collateral may be limited by bankruptcy or insolvency laws. In addition, the secondary market for bank loans may be subject to irregular trading activity and wide bid/ask spreads, which may cause the Fund to be unable to realize the full value of its investment in a bank loan. Bank loans may have extended settlement periods that exceed seven days and, accordingly, may be considered illiquid. Purchases and sales of loans in the secondary market generally are subject to contractual restrictions that may delay the Fund’s ability to make timely redemptions.

Bank loans may not be considered “securities,” and purchasers, such as the Fund, therefore may not be entitled to rely on the anti-fraud protections of the federal securities laws.

Mortgage-Backed Securities Risk – Mortgage-backed securities are affected by, among other things, interest rate changes and the possibility of prepayment of the underlying mortgage loans. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations.

Asset-Backed Securities Risk – Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities, and asset-backed securities may not have the benefit of any security interest in the related assets.

Convertible Securities Risk – The value of a convertible security is influenced by changes in interest rates (with investment value declining as interest rates increase and increasing as interest rates decline) and the credit standing of the issuer. The price of a convertible security will also normally vary in some proportion to changes in the price of the underlying common stock because of the conversion or exercise feature.

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The Advisors’ Inner Circle Fund III	April 30, 2023

High Yield Bond Risk – High yield, or “junk,” bonds are debt securities rated below investment grade. High yield bonds are speculative, involve greater risks of default, downgrade, or price declines and are more volatile and tend to be less liquid than investment-grade securities. Companies issuing high yield bonds are less financially strong, are more likely to encounter financial difficulties, and are more vulnerable to adverse market events and negative sentiments than companies with higher credit ratings.

Liquidity Risk – Certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on Fund management or performance.

Prepayment Risk – The risk that, in a declining interest rate environment, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

Extension Risk – The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security’s value.

Active Management Risk – The Fund is subject to the risk that the Adviser’s or the Sub-Adviser’s judgments about the attractiveness, value, or potential appreciation of the Fund’s investments may prove to be incorrect. If the investments selected and strategies employed by the Fund fail to produce the intended results, the Fund could underperform in comparison to its benchmark index or other funds with similar objectives and investment strategies.

New Adviser Risk – The Adviser is a newly registered investment adviser and has not previously managed a mutual fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund’s intended investment objective.

New Fund Risk – Because the Fund is new, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

Market Risk – The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund. Market risk may affect a single issuer, an industry, a sector or the equity or bond market as a whole.

LIBOR Replacement Risk – The elimination of the London Inter-Bank Offered Rate (“LIBOR”) may adversely affect the interest rates on, and value of, certain Fund investments for which the value is tied to LIBOR. The U.K. Financial Conduct Authority has announced that it intends to stop compelling or inducing banks to submit LIBOR rates after 2021. The publication of LIBOR on a representative basis ceased for the one-week and two-month U.S. dollar LIBOR settings immediately after December 31, 2021 and is expected to cease for the remaining U.S. dollar LIBOR settings immediately after June 30, 2023. Alternatives to LIBOR are established or in development in most major currencies, including the Secured Overnight Financing Rate (“SOFR”), which is intended to replace U.S. dollar LIBOR. Markets are slowly developing in response to these new rates. Questions around liquidity impacted by these rates, and how to appropriately adjust these rates at the time of transition, remain a concern for the Fund. Accordingly, it is difficult to predict the full impact of the transition away from LIBOR on the Fund until new reference rates and fallbacks for both legacy and new products, instruments and contracts are commercially accepted.

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The Advisors’ Inner Circle Fund III	April 30, 2023

Management/Systematic or Quantitative Process Risk – The value of the Fund may decline if the Adviser’s or the Sub-Adviser’s judgments about the attractiveness, relative value or potential appreciation of a particular security or strategy prove to be incorrect. Because the Adviser and the Sub-Adviser each relies, in part, on a systematic, quantitative screening process in selecting securities for the Fund, the Fund is subject to the additional risk that the Adviser’s or the Sub-Adviser’s judgments regarding the investment criteria underlying the screening process may prove to be incorrect.

The foregoing is not intended to be a complete discussion of the risks associated with investing in the Funds. A more complete description of risks associated with the Funds is included in the prospectus and statement of additional information.

9. In-Kind Transactions:

For the period ended April 30, 2023, the were no in-kind transactions for the Funds. During the period ended October 31, 2022, the Funds received contributions in-kind of investment securities in connection to the reorganization on April 12, 2022. The securities were received in a tax-free transaction at their current fair value including unrealized appreciation/(deprecation) on the date of the transactions. The Funds made an accounting policy election to carryforward the historical cost basis of the securities transferred given the tax-free nature of the transaction. As a result of this contribution, the following units of the Funds were issued for assets valued at:

Fund Name	Transaction Date	Shares Issued	Securities at Value	Cash	Income Receivable	Other	Total	Unrealized Appreciation/ (Depreciation)
Concentrated Emerging Markets ESG Opportunities Fund	4/12/2022	572,284	$3,609,032	$2,127,409	$19,404	$(33,025)	$5,722,820	$133,748
Credit Opportunities Fund	4/12/2022	12,695,339	124,487,417	949,695	1,516,281	(3,842)	126,949,551	(1,119,326)
Floating Rate Fund	4/12/2022	11,905,925	124,067,612	5,066,323	519,534	(10,589,673)	119,063,796	(424,804)
Total Return Bond Fund	4/12/2022	4,278,912	41,963,009	421,387	194,833	209,401	42,788,630	(169,143)
US Value Opportunities Fund	4/12/2022	10,488,203	101,862,969	2,767,933	251,127	10	104,882,039	13,319,039

10. Concentration of Shareholders:

At April 30, 2023, the percentage of total shares outstanding held by shareholders for each Fund, which are comprised of individual shareholders and omnibus accounts that are held on behalf of various individual shareholders was as follows:

	No. of Shareholders I Shares	% Ownership	No, of Shareholders Y Shares	% Ownership
Concentrated Emerging Markets ESG Opportunities Fund	1	75%	—	—
Credit Opportunities Fund	3	54%	—	—
Emerging Markets Value Fund	2	95%	1	100%
Floating Rate Fund	4	88%	—	—
International Value Fund	3	94%	1	100%
Total Return Bond Fund	4	68%	—	—
US Value Opportunities Fund	4	88%	—	—

11. Indemnifications:

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

12. Subsequent Events:

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements as of April 30, 2023.

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The Advisors’ Inner Circle Fund III

 DISCLOSURE OF FUND EXPENSES (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for Fund management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from November 1, 2022 to April 30, 2023.

The table on the next page illustrates your Fund’s costs in two ways:

• Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

Note: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 11/1/22	Ending Account Value 4/30/23	Annualized Expense Ratios	Expenses Paid During Period*
Concentrated Emerging Markets ESG Opportunities Fund

Actual Fund Return
I Shares	$1,000.00	$1,187.80	1.05%	$5.70
Hypothetical 5% Return
I Shares	$1,000.00	$1,019.59	1.05%	$5.26

Credit Opportunities Fund

Actual Fund Return
I Shares	$1,000.00	$1,075.50	0.78%	$4.01
Hypothetical 5% Return
I Shares	$1,000.00	$1,020.93	0.78%	$3.91

Emerging Markets Value Fund

Actual Fund Return
I Shares	$1,000.00	$1,187.50	0.99%	$5.37
Y Shares	1,000.00	1,187.00	1.14%	6.18
Hypothetical 5% Return
I Shares	$1,000.00	$1,019.89	0.99%	$4.96
Y Shares	1,000.00	1,019.14	1.14%	5.71

Floating Rate Fund

Actual Fund Return
I Shares	$1,000.00	$1,067.60	0.60%	$3.08
Hypothetical 5% Return
I Shares	$1,000.00	$1,021.82	0.60%	$3.01

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The Advisors’ Inner Circle Fund III

	Beginning Account Value 11/1/22	Ending Account Value 4/30/23	Annualized Expense Ratios	Expenses Paid During Period*
International Value Fund

Actual Fund Return
I Shares	$1,000.00	$1,253.50	0.86%	$4.81
Y Shares	1,000.00	1,250.30	1.01%	5.64
Hypothetical 5% Return
I Shares	$1,000.00	$1,020.53	0.86%	$4.31
Y Shares	1,000.00	1,019.79	1.01%	5.06

Total Return Bond Fund

Actual Fund Return
I Shares	$1,000.00	$1,073.80	0.35%	$1.80
Hypothetical 5% Return
I Shares	$1,000.00	$1,023.06	0.35%	$1.76

US Value Opportunities Fund

Actual Fund Return
I Shares	$1,000.00	$1,021.40	0.71%	$3.56
Hypothetical 5% Return
I Shares	$1,000.00	$1,021.27	0.71%	$3.56

* Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

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The Advisors’ Inner Circle Fund III

 REVIEW OF LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)

Pursuant to Rule 22e-4 under the 1940 Act, the Funds’ investment adviser has adopted, and the Board has approved, a liquidity risk management program (the “Program”) to govern the Funds’ approach to managing liquidity risk. The Program is overseen by the Funds’ Liquidity Risk Management Program Administrator (the “Program Administrator”), and the Program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Funds.

At a meeting of the Board held on March 15, 2023, the Trustees received a report from the Program Administrator addressing the operations of the Program and assessing its adequacy and effectiveness of implementation for the period from January 1, 2022 through December 31, 2022. Among other things, the Program Administrator’s report noted that:

•

the Program Administrator had determined that the Program is reasonably designed to assess and manage each Fund’s liquidity risk and has operated adequately and effectively to manage each Fund’s liquidity risk during the period covered by the report.

•	during the period covered by the report, there were no liquidity events that impacted the Funds or their ability to timely meet redemptions without dilution to existing shareholders.
•	the Board approved a change to the membership of the committee serving as Program Administrator.
•	the Program Administrator had determined that the Barrow Hanley Floating Rate Fund’s highly liquid investment minimum remains adequate and appropriate.
•

material changes had been made to the Program during the period covered by the report relating to the addition of the Barrow Hanley Concentrated Emerging Markets ESG Fund, Barrow Hanley Credit Opportunities Fund, Barrow Hanley Floating Rate Fund, Barrow Hanley Total Return Bond Fund and Barrow Hanley US Value Opportunities Fund to the Program.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding each Fund’s exposure to liquidity risk and other principal risks to which an investment in the Funds may be subject.

53

Perpetual Funds

PO Box 588

Portland, ME 04112

866-778-6397

Investment Adviser:

Perpetual US Services LLC, doing business as PGIA

155 North Wacker Drive, Suite 4250

Chicago, Illinois 60606

Sub-Adviser

Barrow, Hanley, Mewhinney & Strauss, LLC

2200 Ross Avenue, 31st Floor

Dallas, TX 75201

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Funds described.

PBH-SA-001-0200

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR § 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), is filed herewith.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: July 7, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: July 7, 2023

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger
Treasurer, Controller, and CFO

Date: July 7, 2023